UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23659

WisdomTree Digital Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

Ryan M. Louvar
WisdomTree Digital Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

(Name and address of agent for service)

Copies to:

Todd P. Zerega

Perkins Coie LLP

1155 Avenue of the Americas

New York, NY 10036-2711

Registrant’s telephone number, including area code: 1-(866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

WisdomTree Digital Trust

Semi-Annual Report

December 31, 2023

Asset Allocation Digital Funds:

WisdomTree Short-Duration Income Digital Fund (WTSIX)

WisdomTree Siegel Global Equity Digital Fund (EQTYX)

WisdomTree Siegel Longevity Digital Fund (LNGVX)

WisdomTree Siegel Moderate Digital Fund (MODRX)

Equity Digital Funds:

WisdomTree 500 Digital Fund (SPXUX)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

Fixed Income Digital Funds:

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

WisdomTree TIPS Digital Fund (TIPSX)

Money Market Digital Fund:

WisdomTree Government Money Market Digital Fund (WTGXX)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Digital Trust.

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Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. NAV return assumes that dividends and capital gain distributions have been reinvested in the Fund at NAV.

NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com/investments.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table, if applicable, is accompanied by a shareholder expense example. As a shareholder of a Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Digital Trust    1

Performance Summary as of December 31, 2023 (unaudited) WisdomTree Short-Duration Income Digital Fund (WTSIX)

Investment Breakdown†

Investment Type	% of Net Assets
Exchange-Traded Funds	100.0%
Other Assets less Liabilities	0.0%*
Total	100.0%

†  The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

*  Represents less than 0.1%.

Top Holdings*

Description	% of Net Assets
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)	29.7%
WisdomTree Mortgage Plus Bond Fund (MTGP)	20.8%
WisdomTree U.S. Short Term Corporate Bond Fund (SFIG)	20.0%
WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)	15.0%
WisdomTree Floating Rate Treasury Fund (USFR)	14.5%

*  The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of current holdings information for the underlying WisdomTree funds please visit www.wisdomtree.com/investments.

The WisdomTree Short-Duration Income Digital Fund (the “Fund”) seeks income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in exchange-traded funds (each, an “Underlying Fund”) that provide exposure to short-duration fixed income securities that the Fund’s investment adviser believes will generate income consistent with the preservation of capital. The Underlying Funds are expected to primarily invest in U.S. government bonds and corporate bonds (including high yield bonds, commonly referred to as “junk bonds”), as well as, mortgage-backed securities and other mortgage-related products, with an average duration of three years or shorter.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[1]	Expenses Paid During the Period
Actual	$1,000.00	$1,039.50	0.15%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,024.38	0.15%	$0.76

1   The “Annualized Expense Ratio” does not include the impact of acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in Underlying Funds. Had AFFEs of 0.27% been included (as shown in the Fund’s prospectus), the “Annualized Expense Ratio” would have been 0.42% and the “Expenses Paid During the Period” shown in the above table would have been higher.

Performance

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	3.95%	4.53%
Bloomberg U.S. Short Aggregate Enhanced Yield Index	3.87%	3.65%
Bloomberg U.S. Short Aggregate Composite Index	3.65%	3.31%

1   Total returns are calculated based on the commencement of Fund operations on January 19, 2023.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2    WisdomTree Digital Trust

Performance Summary as of December 31, 2023 (unaudited) WisdomTree Siegel Global Equity Digital Fund (EQTYX)

Investment Breakdown†

Investment Type	% of Net Assets
Exchange-Traded Funds	99.9%
Other Assets less Liabilities	0.1%
Total	100.0%

†  The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
WisdomTree U.S. Total Dividend Fund (DTD)	14.9%
WisdomTree International Quality Dividend Growth Fund (IQDG)	14.1%
WisdomTree U.S. Quality Dividend Growth Fund (DGRW)	13.4%
iShares Core S&P 500 ETF	13.1%
Vanguard International High Dividend Yield Index ETF	8.8%
Vanguard High Dividend Yield ETF	7.9%
WisdomTree U.S. MidCap Dividend Fund (DON)	6.1%
WisdomTree International SmallCap Dividend Fund (DLS)	5.1%
SPDR Portfolio S&P 600 SmallCap ETF	4.3%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)	4.2%

*  The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of current holdings information for the underlying WisdomTree funds please visit www.wisdomtree.com/investments.

The WisdomTree Siegel Global Equity Digital Fund (the “Fund”) seeks long-term capital appreciation. The Fund seeks to achieve its investment objective by utilizing an asset allocation strategy. The asset allocation strategy implemented will leverage research insights from Dr. Jeremy Siegel, Professor Emeritus of Finance at the Wharton School and Senior Economist to WisdomTree, Inc. The Fund anticipates that it will predominantly invest in exchange-traded funds (each, an “Underlying Fund”) in order to achieve its targeted asset allocation exposure and in order to achieve exposure to the underlying investments in the exchange-traded funds. The Fund will allocate at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, to equity investments (including U.S. and international, and may include emerging markets). It is anticipated that at least 30% of the Fund’s net assets will be invested in international or global Underlying Funds that provide exposure to non-U.S. investments.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the six-month period1 ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,054.90	0.15%	$0.11
Hypothetical (5% return before expenses)	$1,000.00	$1,024.38	0.15%	$0.76

1   Fund commenced operations on December 6, 2023. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 26/366 (to reflect the period since commencement of operations).

2   The “Annualized Expense Ratio” does not include the impact of acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in Underlying Funds. Had AFFEs of 0.28% been included (as shown in the Fund’s prospectus), the “Annualized Expense Ratio” would have been 0.43% and the “Expenses Paid During the Period” shown in the above table would have been higher.

WisdomTree Digital Trust    3

Performance Summary as of December 31, 2023 (unaudited) WisdomTree Siegel Longevity Digital Fund (LNGVX)

Investment Breakdown†

Investment Type	% of Net Assets
Exchange-Traded Funds	100.0%
Other Assets less Liabilities	0.0%*
Total	100.0%

†  The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

*  Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)	14.8%
WisdomTree U.S. Total Dividend Fund (DTD)	13.5%
WisdomTree International Quality Dividend Growth Fund (IQDG)	10.7%
WisdomTree U.S. Quality Dividend Growth Fund (DGRW)	8.0%
iShares Core S&P 500 ETF	7.8%
Vanguard International High Dividend Yield Index ETF	6.7%
Vanguard High Dividend Yield ETF	6.0%
WisdomTree Managed Futures Strategy Fund (WTMF)	4.9%
WisdomTree U.S. MidCap Dividend Fund (DON)	4.6%
WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)	4.0%

*  The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of current holdings information for the underlying WisdomTree funds please visit www.wisdomtree.com/investments.

The WisdomTree Siegel Longevity Digital Fund (the “Fund”) seeks to achieve long-term capital appreciation. The Fund seeks to achieve its investment objective by utilizing an asset allocation strategy. The asset allocation strategy implemented will leverage research insights from Dr. Jeremy Siegel, Professor Emeritus of Finance at the Wharton School and Senior Economist to WisdomTree, Inc. The Fund anticipates that it will predominantly invest in exchange-traded funds (each, an “Underlying Fund”) in order to achieve its targeted asset allocation exposure and in order to achieve exposure to the underlying investments in the exchange-traded funds. The Fund provides a greater than 60% allocation to equity investments (including U.S. and international, and may include emerging markets) and generally between a 60% to 80% equity allocation. In addition, in generally seeking higher income generation and market outperformance potential, the allocation to equities also focuses on including equities that exhibit higher dividend yields and/or lower valuation ratios. It is anticipated that the equity allocation will be primarily invested in the securities of mid-capitalization and large-capitalization companies. The Fund makes the remaining allocation to investments in fixed income and/or alternatives (e.g., exposure to commodities, currencies, or futures contract strategies) in order to provide income generation and diversification. With respect to its exposures to fixed income securities, the Fund may invest in domestic or foreign securities, and of any quality, maturity or duration.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the six-month period1 ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,046.20	0.15%	$0.11
Hypothetical (5% return before expenses)	$1,000.00	$1,024.38	0.15%	$0.76

1   Fund commenced operations on December 6, 2023. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 26/366 (to reflect the period since commencement of operations).

2   The “Annualized Expense Ratio” does not include the impact of acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in Underlying Funds. Had AFFEs of 0.27% been included (as shown in the Fund’s prospectus), the “Annualized Expense Ratio” would have been 0.42% and the “Expenses Paid During the Period” shown in the above table would have been higher.

4    WisdomTree Digital Trust

Performance Summary as of December 31, 2023 (unaudited) WisdomTree Siegel Moderate Digital Fund (MODRX)

Investment Breakdown†

Investment Type	% of Net Assets
Exchange-Traded Funds	99.9%
Other Assets less Liabilities	0.1%
Total	100.0%

†  The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)	16.1%
WisdomTree U.S. Total Dividend Fund (DTD)	9.0%
WisdomTree International Quality Dividend Growth Fund (IQDG)	8.5%
iShares Core S&P 500 ETF	8.2%
WisdomTree U.S. Quality Dividend Growth Fund (DGRW)	8.1%
WisdomTree Mortgage Plus Bond Fund (MTGP)	6.7%
Vanguard International High Dividend Yield Index ETF	5.4%
Vanguard High Dividend Yield ETF	4.8%
WisdomTree Floating Rate Treasury Fund (USFR)	4.2%
Vanguard Intermediate-Term Corporate Bond Index Fund	3.9%

*  The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of current holdings information for the underlying WisdomTree funds please visit www.wisdomtree.com/investments.

The WisdomTree Siegel Moderate Digital Fund (the “Fund”) seeks long-term capital appreciation. The Fund seeks to achieve its investment objective by utilizing an asset allocation strategy. The asset allocation strategy implemented will leverage research insights from Dr. Jeremy Siegel, Professor Emeritus of Finance at the Wharton School and Senior Economist to WisdomTree, Inc. The Fund anticipates that it will predominantly invest in exchange-traded funds (each, an “Underlying Fund”) in order to achieve its targeted asset allocation exposure and in order to achieve exposure to the underlying investments in the exchange-traded funds. The Fund provides an approximate 60% allocation to equity investments (including U.S. and international, and may include emerging markets). In addition, in generally seeking higher income generation and market outperformance potential, the allocation to equities focuses on including equities that exhibit higher dividend yields and/or lower valuation ratios. It is anticipated that the equity allocation will be primarily invested in the securities of mid-capitalization and large-capitalization companies. The Fund makes the remaining allocation to investments in fixed income in order to provide income generation and diversification. With respect to its exposures to fixed income securities, the Fund may invest in domestic or foreign securities, and of any quality, maturity or duration.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the six-month period1 ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,044.10	0.15%	$0.11
Hypothetical (5% return before expenses)	$1,000.00	$1,024.38	0.15%	$0.76

1   Fund commenced operations on December 6, 2023. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 26/366 (to reflect the period since commencement of operations).

2   The “Annualized Expense Ratio” does not include the impact of acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in Underlying Funds. Had AFFEs of 0.26% been included (as shown in the Fund’s prospectus), the “Annualized Expense Ratio” would have been 0.41% and the “Expenses Paid During the Period” shown in the above table would have been higher.

WisdomTree Digital Trust    5

Performance Summary as of December 31, 2023 (unaudited) WisdomTree 500 Digital Fund (SPXUX)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	29.1%
Financials	13.5%
Health Care	11.8%
Consumer Discretionary	10.7%
Communication Services	9.7%
Industrials	8.2%
Consumer Staples	6.6%
Energy	3.9%
Real Estate	2.4%
Utilities	2.1%
Materials	1.9%
Other Assets less Liabilities	0.1%
Total	100.0%

†  The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	7.0%
Microsoft Corp.	6.7%
Alphabet, Inc., Class A	4.2%
Amazon.com, Inc.	3.7%
NVIDIA Corp.	2.9%
Meta Platforms, Inc., Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.3%
Visa, Inc., Class A	1.3%

*  The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree 500 Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the WisdomTree 500 Index (the “Index”). In seeking to track the Index, the Fund invests in mid- and large-capitalization segments of the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,084.50	0.05%	$0.26
Hypothetical (5% return before expenses)	$1,000.00	$1,024.89	0.05%	$0.25

Performance

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	8.45%	24.44%
WisdomTree 500 Index	8.47%	24.48%

1   Total returns are calculated based on the commencement of Fund operations on January 19, 2023.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6    WisdomTree Digital Trust

Performance Summary as of December 31, 2023 (unaudited) WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	55.0%
Communication Services	19.9%
Consumer Discretionary	11.2%
Health Care	10.2%
Financials	1.9%
Industrials	1.5%
Real Estate	0.2%
Other Assets less Liabilities	0.1%
Total	100.0%

†  The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Alphabet, Inc., Class A	7.7%
Microsoft Corp.	7.7%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.7%
Meta Platforms, Inc., Class A	6.4%
NVIDIA Corp.	5.6%
Broadcom, Inc.	3.8%
Tesla, Inc.	3.7%
Oracle Corp.	2.1%
Adobe, Inc.	2.1%

*  The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Technology and Innovation 100 Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the WisdomTree Technology and Innovation 100 Index (the “Index”). In seeking to track the Index, the Fund invests in the top 100 companies by market capitalization that are primarily involved in products or services that provide or will benefit significantly from technological advances and innovation within the mid- and large-capitalization segments of the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,128.60	0.10%	$0.54
Hypothetical (5% return before expenses)	$1,000.00	$1,024.63	0.10%	$0.51

Performance

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	12.86%	50.89%
WisdomTree Technology and Innovation 100 Index	12.71%	50.76%

1   Total returns are calculated based on the commencement of Fund operations on January 19, 2023.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Digital Trust    7

Performance Summary as of December 31, 2023 (unaudited) WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	96.9%
Other Assets less Liabilities	3.1%
Total	100.0%

†  The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Notes, 1.13%, 8/31/28	41.2%
U.S. Treasury Notes, 1.38%, 10/31/28	28.7%
U.S. Treasury Notes, 0.75%, 5/31/26	16.4%
U.S. Treasury Notes, 4.38%, 11/30/30	7.1%
U.S. Treasury Notes, 4.00%, 7/31/30	2.3%
U.S. Treasury Notes, 3.75%, 5/31/30	1.0%
U.S. Treasury Notes, 3.75%, 6/30/30	0.2%

*  The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree 3-7 Year Treasury Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Solactive U.S. 3-7 Year Treasury Bond Index (the “Index”), developed by Solactive, AG. In seeking to track the Index, the Fund invests in U.S. Treasury securities with a dollar-weighted average maturity of 3 to 7 years, and investments that have economic characteristics that are substantially identical to the economic characteristics of such Index component securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,031.50	0.05%	$0.26
Hypothetical (5% return before expenses)	$1,000.00	$1,024.89	0.05%	$0.25

Performance

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	3.15%	1.80%
Solactive U.S. 3-7 Year Treasury Bond Index	3.30%	1.78%

1     Total returns are calculated based on the commencement of Fund operations on January 19, 2023.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8    WisdomTree Digital Trust

Performance Summary as of December 31, 2023 (unaudited) WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	99.3%
Other Assets less Liabilities	0.7%
Total	100.0%

†  The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Notes, 1.88%, 2/15/32	52.5%
U.S. Treasury Notes, 1.38%, 11/15/31	25.6%
U.S. Treasury Notes, 0.63%, 5/15/30	12.2%
U.S. Treasury Notes, 4.50%, 11/15/33	4.5%
U.S. Treasury Notes, 3.50%, 2/15/33	4.5%

*  The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree 7-10 Year Treasury Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Solactive U.S. 7-10 Year Treasury Bond Index (the “Index”), developed by Solactive, AG. In seeking to track the Index, the Fund invests in U.S. Treasury securities with a dollar-weighted average maturity of 7 to 10 years, and investments that have economic characteristics that are substantially identical to the economic characteristics of such Index component securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,016.60	0.05%	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.89	0.05%	$0.25

Performance

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	1.66%	-0.55%
Solactive U.S. 7-10 Year Treasury Bond Index	1.82%	-0.59%

1     Total returns are calculated based on the commencement of Fund operations on January 19, 2023.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Digital Trust    9

Performance Summary as of December 31, 2023 (unaudited) WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	99.3%
Other Assets less Liabilities	0.7%
Total	100.0%

†  The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Floating Rate Notes, 5.46%, 7/31/25	31.1%
U.S. Treasury Floating Rate Notes, 5.26%, 4/30/24	26.2%
U.S. Treasury Floating Rate Notes, 5.47%, 10/31/24	17.0%
U.S. Treasury Floating Rate Notes, 5.37%, 7/31/24	13.8%
U.S. Treasury Floating Rate Notes, 5.50%, 4/30/25	8.1%
U.S. Treasury Floating Rate Notes, 5.49%, 10/31/25	3.1%

*  The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Floating Rate Treasury Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Solactive U.S. Treasury Floating Rate Bond Index (the “Index”), developed by Solactive, AG. In seeking to track the Index, the Fund invests in floating rate U.S. Treasury securities, and investments that have economic characteristics that are substantially identical to the economic characteristics of such Index component securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,026.50	0.05%	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.89	0.05%	$0.25

Performance

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	2.65%	4.95%
Solactive U.S. Treasury Floating Rate Note Bond Index	2.67%	5.00%

1     Total returns are calculated based on the commencement of Fund operations on January 19, 2023.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10    WisdomTree Digital Trust

Performance Summary as of December 31, 2023 (unaudited) WisdomTree Long-Term Treasury Digital Fund (WTLGX)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	98.9%
Other Assets less Liabilities	1.1%
Total	100.0%

†  The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bonds, 3.00%, 5/15/47	41.7%
U.S. Treasury Bonds, 1.88%, 11/15/51	39.2%
U.S. Treasury Bonds, 3.00%, 5/15/45	13.0%
U.S. Treasury Bonds, 1.63%, 11/15/50	4.7%
U.S. Treasury Bonds, 4.13%, 8/15/53	0.3%

*  The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Long-Term Treasury Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Solactive U.S. 20+ Year Treasury Bond Index (the “Index”), developed by Solactive, AG. In seeking to track the Index, the Fund invests in U.S. Treasury securities with a dollar-weighted average maturity of greater than 20 years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$ 985.00	0.05%	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.89	0.05%	$0.25

Performance

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	-1.50%	-5.21%
Solactive U.S. 20+ Year Treasury Bond Index	-1.53%	-5.54%

1     Total returns are calculated based on the commencement of Fund operations on January 19, 2023.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Digital Trust    11

Performance Summary as of December 31, 2023 (unaudited) WisdomTree Short-Term Treasury Digital Fund (WTSYX)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	97.7%
Other Assets less Liabilities	2.3%
Total	100.0%

†  The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
U.S. Treasury Notes, 0.38%, 11/30/25	34.0%
U.S. Treasury Notes, 0.75%, 11/15/24	18.6%
U.S. Treasury Notes, 1.88%, 8/31/24	13.4%
U.S. Treasury Notes, 4.25%, 12/31/25	9.9%
U.S. Treasury Notes, 4.63%, 3/15/26	7.9%
U.S. Treasury Notes, 4.13%, 6/15/26	5.1%
U.S. Treasury Notes, 4.38%, 12/15/26	5.0%
U.S. Treasury Notes, 3.75%, 4/15/26	2.7%
U.S. Treasury Notes, 0.88%, 1/31/24	0.8%
U.S. Treasury Notes, 4.88%, 11/30/25	0.3%

*  The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Short-Term Treasury Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Solactive U.S. 1-3 Year Treasury Bond Index (the “Index”), developed by Solactive, AG. In seeking to track the Index, the Fund invests in U.S. Treasury securities with a dollar-weighted average maturity between 1 to 3 years, and investments that have economic characteristics that are substantially identical to the economic characteristics of such Index component securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,030.00	0.05%	$0.26
Hypothetical (5% return before expenses)	$1,000.00	$1,024.89	0.05%	$0.25

Performance

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	3.00%	4.09%	3.61%
Solactive U.S. 1-3 Year Treasury Bond Index	3.27%	4.28%	3.94%

*  Returns of less than one year are cumulative.

1  Total returns are calculated based on the commencement of Fund operations on December 14, 2022.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12    WisdomTree Digital Trust

Performance Summary as of December 31, 2023 (unaudited) WisdomTree TIPS Digital Fund (TIPSX)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	98.1%
Other Assets less Liabilities	1.9%
Total	100.0%

†  The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Inflation-Indexed Notes, 0.13%, 1/15/30	27.8%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24	26.2%
U.S. Treasury Inflation-Indexed Notes, 0.88%, 1/15/29	14.1%
U.S. Treasury Inflation-Indexed Bonds, 2.13%, 2/15/41	9.4%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 2/15/52	8.1%
U.S. Treasury Inflation-Indexed Notes, 1.13%, 1/15/33	7.2%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 10/15/26	5.3%

*  The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree TIPS Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Solactive U.S. Treasury Inflation-Linked Bond Index (the “Index”), developed by Solactive, AG. In seeking to track the Index, the Fund invests in U.S. Treasury inflation-protected securities, commonly known as “TIPS”, and investments that have economic characteristics that are substantially identical to the economic characteristics of such Index component securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,014.70	0.05%	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.89	0.05%	$0.25

Performance

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	1.47%	1.54%
Solactive U.S. Treasury Inflation-Linked Bond Index	1.86%	1.75%

1     Total returns are calculated based on the commencement of Fund operations on January 19, 2023.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Digital Trust    13

Performance Summary as of December 31, 2023 (unaudited) WisdomTree Government Money Market Digital Fund (WTGXX)

Fund Characteristics

7-Day Yield	5.16%
7-Day Effective Yield	5.29%
Weighted Average Life (in days)	50
Weighted Average Maturity (in days)	25

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	80.2%
U.S. Government Agencies	19.5%
Other Assets less Liabilities	0.3%
Total	100.0%

†  The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
U.S. Treasury Floating Rate Notes, 5.32%, 1/31/24	51.9%
U.S. Treasury Bills, 5.36%, 1/23/24	17.4%
U.S. Treasury Bills, 5.38%, 2/1/24	10.0%
Federal Farm Credit Banks Funding Corp., 0.37%, 3/15/24	7.9%
Federal Home Loan Banks, 5.40%, 5/22/24	3.2%
Federal Farm Credit Banks Funding Corp., 5.55%, 7/23/24	2.4%
Federal Farm Credit Banks Funding Corp., 5.49%, 9/16/24	1.6%
Federal Home Loan Banks, 5.46%, 5/20/24	1.0%
Federal Home Loan Banks, 5.00%, 2/21/24	1.0%
Federal Home Loan Banks, 3.25%, 3/8/24	1.0%

*  The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Government Money Market Digital Fund seeks to provide investors with a high level of current income consistent with preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the six-month period1 ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,007.80	0.25%	$0.38
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27

1     Fund commenced operations on November 7, 2023. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 55/366 (to reflect the period since commencement of operations).

14    WisdomTree Digital Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

The 7-Day Yield represents the portfolio’s annualized average daily net income over the previous seven days and assumes the rate stays the same for one year.

The 7-Day Effective Yield represents the portfolio’s 7-Day Yield including the effect of reinvesting daily dividends.

The Bloomberg U.S. Short Aggregate Composite Index measures the performance of the short-term U.S. investment-grade bond market.

The Bloomberg U.S. Short Aggregate Enhanced Yield Index is a constrained, rules-based approach that reweights the sector, maturity and credit quality of the Bloomberg U.S. Aggregate Index across various subcomponents in order to enhance yield maturing in one to five years.

Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates.

The Solactive U.S. 1-3 Year Treasury Bond Index is a rules-based, market value weighted index designed to track the performance of USD-denominated bonds issued by the U.S. Treasury that have at least 1 year until maturity but less than 3 years from the selection date.

The Solactive U.S. 3-7 Year Treasury Bond Index is a rules-based, market value weighted index designed to track the performance of USD-denominated bonds issued by the U.S. Treasury that have at least 3 years until maturity but less than 7 years from the selection date.

The Solactive U.S. 7-10 Year Treasury Bond Index is a rules-based, market value weighted index designed to track the performance of USD-denominated bonds issued by the U.S. Treasury that have at least 7 years until maturity but less than 10 years from the selection date.

The Solactive U.S. 20+ Year Treasury Bond Index is a rules-based, market value weighted index designed to track the performance of USD-denominated bonds issued by the U.S. Treasury that have at least 20 years until maturity from the selection date.

The Solactive U.S. Treasury Floating Rate Note Bond Index is a rules-based, market value weighted index designed to track the performance of floating rate bonds issued by the U.S. Treasury.

The Solactive U.S. Treasury Inflation-linked Bond Index is a rules-based, market value weighted index designed to track the performance of inflation-protected bonds issued by the U.S. Treasury with a remaining maturity over 1 year.

The Weighted Average Life represents the dollar-weighted average of the maturities of the portfolio’s individual holdings (in calendar days) taking into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

The Weighted Average Maturity represents the dollar-weighted average of the maturities of the portfolio’s individual holdings (in calendar days) taking into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

WisdomTree Digital Trust    15

Description of Terms and Indexes (unaudited) (concluded)

The WisdomTree 500 Index captures the price appreciation and total return for companies in the mid- and large-capitalization segments of the U.S. Stock Market. The index is comprised of 500 companies with the largest market-capitalizations that meet Index eligibility requirements.

The WisdomTree Technology and Innovation 100 Index consists of the top 100 companies by market capitalization that are primarily involved in products and services that provide or will benefit significantly from technological advances and innovation within the mid- and large-capitalization segments of the U.S. stock market. The Index is market-capitalization weighted annually.

* * * * * *

Solactive AG (“Solactive”) is the licensor of the respective Solactive indexes (each an “Index”). Each applicable Fund is not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the Funds; (b) the quality, accuracy and/or completeness of the Index; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Index. Solactive does not guarantee the accuracy and/or the completeness of the Index and shall not have any liability for any errors or omissions with respect thereto. Notwithstanding Solactive’s obligations to its licensees, Solactive reserves the right to change the methods of calculation or publication with respect to the Index and Solactive shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to the Index. Solactive shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use (or inability to use) of the Index.

WisdomTree, Inc. and WisdomTree Digital Management (together, “WisdomTree Parties”) and the Funds make no representation or warranty, express or implied, to the owners of shares of a Fund or any member of the public regarding the advisability or investing in securities generally or in a Fund particularly or with respect to the ability of an Index to meet its goal. WisdomTree is the licensor of WisdomTree Indexes and certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating WisdomTree Indexes. WisdomTree is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. The WisdomTree Parties and the Funds do not guarantee the accuracy, completeness, or performance of the Index or the data included therein and shall have no liability in connection with the Index or Index calculation. Each Index’s past performance is not necessarily an indication of how the Index will perform in the future. WisdomTree has contracted with an independent calculation agent to calculate WisdomTree Indexes.

Index returns do not reflect expenses paid by the Funds. It is not possible to invest directly in an index.

16    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree Short-Duration Income Digital Fund (WTSIX) December 31, 2023
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
United States – 100.0%
WisdomTree Floating Rate Treasury Fund(a)	2,904	$145,897
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	6,975	150,765
WisdomTree Mortgage Plus Bond Fund(a)	4,772	209,419
WisdomTree U.S. Short Term Corporate Bond Fund(a)	4,202	201,570
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund(a)	6,336	299,914
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $1,001,852)		1,007,565
Other Assets less Liabilities – 0.0%		388
NET ASSETS – 100.0%		$1,007,953

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended December 31, 2023 were as follows:

Affiliate	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree Floating Rate Treasury Fund	$ 98,678	$ 50,876	$ 3,418	$ (8)	$ (231)	$ 145,897	$ 3,353
WisdomTree Interest Rate Hedged High Yield Bond Fund	249,066	3,307	106,366	445	4,313	150,765	6,299
WisdomTree Mortgage Plus Bond Fund	148,437	58,368	2,129	(59)	4,802	209,419	3,114
WisdomTree U.S. Short-Term Corporate Bond Fund	197,330	3,648	4,141	(45)	4,778	201,570	3,483
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	296,240	6,229	7,039	(124)	4,608	299,914	5,371
Total	$989,751	$122,428	$123,093	$ 209	$18,270	$1,007,565	$21,620

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$1,007,565	$—	$—	$1,007,565
Total Investments in Securities	$1,007,565	$—	$—	$1,007,565

See Notes to Financial Statements.

WisdomTree Digital Trust    17

Schedule of Investments (unaudited) WisdomTree Siegel Global Equity Digital Fund (EQTYX) December 31, 2023
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
iShares Core S&P 500 ETF	44	$ 21,016
SPDR Portfolio S&P 600 SmallCap ETF	162	6,833
Vanguard High Dividend Yield ETF	114	12,726
Vanguard International High Dividend Yield Index ETF	213	14,162
WisdomTree Emerging Markets High Dividend Fund(a)	156	6,346
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	128	6,390
WisdomTree International Quality Dividend Growth Fund(a)	623	22,596
WisdomTree International SmallCap Dividend Fund(a)	128	8,172
WisdomTree U.S. MidCap Dividend Fund(a)	214	9,778
WisdomTree U.S. Quality Dividend Growth Fund(a)	305	21,435
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	143	6,784
WisdomTree U.S. Total Dividend Fund(a)	365	23,864
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $154,441)		160,102
Other Assets less Liabilities – 0.1%		92
NET ASSETS – 100.0%		$160,194

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended December 31, 2023 were as follows:

Affiliate	Value at 12/6/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$—	$ 6,092	$—	$—	$ 254	$ 6,346	$ 49
WisdomTree Emerging Markets SmallCap Dividend Fund	—	6,163	—	—	227	6,390	58
WisdomTree International Quality Dividend Growth Fund	—	21,608	—	—	988	22,596	72
WisdomTree International SmallCap Dividend Fund	—	7,785	—	—	387	8,172	57
WisdomTree U.S. MidCap Dividend Fund	—	9,420	—	—	358	9,778	38
WisdomTree U.S. Quality Dividend Growth Fund	—	20,842	—	—	593	21,435	66
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	—	6,430	—	—	354	6,784	26
WisdomTree U.S. Total Dividend Fund	—	23,203	—	—	661	23,864	91
Total	$—	$101,543	$—	$—	$3,822	$105,365	$457

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$160,102	$—	$—	$160,102
Total Investments in Securities	$160,102	$—	$—	$160,102

See Notes to Financial Statements.

18    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree Siegel Longevity Digital Fund (LNGVX) December 31, 2023
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
United States – 100.0%
Global X U.S. Preferred ETF	209	$4,054
iShares Core S&P 500 ETF	17	8,120
SPDR Portfolio S&P 600 SmallCap ETF	80	3,375
Vanguard High Dividend Yield ETF	56	6,251
Vanguard International High Dividend Yield Index ETF	105	6,982
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund(a)	99	2,859
WisdomTree Emerging Markets High Dividend Fund(a)	77	3,133
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	63	3,145
WisdomTree International Quality Dividend Growth Fund(a)	307	11,135
WisdomTree Managed Futures Strategy Fund(a)	145	5,085
Investments	Shares	Value
WisdomTree U.S. High Yield Corporate Bond Fund(a)	91	$4,133
WisdomTree U.S. MidCap Dividend Fund(a)	106	4,843
WisdomTree U.S. Quality Dividend Growth Fund(a)	119	8,363
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	71	3,368
WisdomTree U.S. Total Dividend Fund(a)	216	14,122
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	351	15,451
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $100,335)		104,419
Other Assets less Liabilities – 0.0%		46
NET ASSETS – 100.0%		$104,465

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended December 31, 2023 were as follows:

Affiliate	Value at 12/6/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	$—	$ 2,724	$—	$—	$ 135	$ 2,859	$ 17
WisdomTree Emerging Markets High Dividend Fund	—	2,985	—	—	148	3,133	24
WisdomTree Emerging Markets SmallCap Dividend Fund	—	3,011	—	—	134	3,145	29
WisdomTree International Quality Dividend Growth Fund	—	10,515	36	0(1)	656	11,135	35
WisdomTree Managed Futures Strategy Fund	—	5,032	—	—	53	5,085	49
WisdomTree U.S. High Yield Corporate Bond Fund	—	4,046	—	—	87	4,133	25
WisdomTree U.S. MidCap Dividend Fund	—	4,583	—	—	260	4,843	19
WisdomTree U.S. Quality Dividend Growth Fund	—	8,046	—	—	317	8,363	26
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	—	3,109	—	—	259	3,368	13
WisdomTree U.S. Total Dividend Fund	—	13,576	—	—	546	14,122	54
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	—	15,115	—	—	336	15,451	67
Total	$—	$ 72,742	$36	$0	$ 2,931	$ 75,637	$ 358

(1)  Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$104,419	$—	$—	$104,419
Total Investments in Securities	$104,419	$—	$—	$104,419
See Notes to Financial Statements.

WisdomTree Digital Trust    19

Schedule of Investments (unaudited) WisdomTree Siegel Moderate Digital Fund (MODRX) December 31, 2023
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
iShares 10-20 Year Treasury Bond ETF	27	$2,923
iShares Core S&P 500 ETF	18	8,597
SPDR Portfolio S&P 600 SmallCap ETF	63	2,657
Vanguard High Dividend Yield ETF	45	5,024
Vanguard Intermediate-Term Corporate Bond Index Fund	50	4,064
Vanguard International High Dividend Yield Index ETF	84	5,585
WisdomTree Emerging Markets High Dividend Fund(a)	61	2,481
WisdomTree Emerging Markets Local Debt Fund(a)	73	2,049
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	50	2,496
WisdomTree Floating Rate Treasury Fund(a)	87	4,371
WisdomTree International Quality Dividend Growth Fund(a)	245	8,886
Investments	Shares	Value
WisdomTree International SmallCap Dividend Fund(a)	50	$3,192
WisdomTree Mortgage Plus Bond Fund(a)	159	6,978
WisdomTree U.S. High Yield Corporate Bond Fund(a)	83	3,770
WisdomTree U.S. MidCap Dividend Fund(a)	84	3,838
WisdomTree U.S. Quality Dividend Growth Fund(a)	120	8,434
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	56	2,657
WisdomTree U.S. Total Dividend Fund(a)	143	9,349
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	381	16,772
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $100,245)		104,123
Other Assets less Liabilities – 0.1%		85
NET ASSETS – 100.0%		$104,208

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended December 31, 2023 were as follows:

Affiliate	Value at 12/6/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2023	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$—	$ 3,561	$ 1,188	$ (10)	$ 118	$ 2,481	$ 19
WisdomTree Emerging Markets Local Debt Fund	—	2,985	996	(2)	62	2,049	9
WisdomTree Emerging Markets SmallCap Dividend Fund	—	3,614	1,218	(6)	106	2,496	23
WisdomTree Floating Rate Treasury Fund	—	6,496	2,117	(0)	(8)	4,371	21
WisdomTree International Quality Dividend Growth Fund	—	12,649	4,285	(1)	523	8,886	28
WisdomTree International SmallCap Dividend Fund	—	4,494	1,508	1	205	3,192	22
WisdomTree Mortgage Plus Bond Fund	—	10,227	3,427	17	161	6,978	27
WisdomTree U.S. High Yield Corporate Bond Fund	—	5,556	1,869	3	80	3,770	22
WisdomTree U.S. MidCap Dividend Fund	—	5,499	1,868	(1)	208	3,838	15
WisdomTree U.S. Quality Dividend Growth Fund	—	12,181	4,042	(23)	318	8,434	26
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	—	3,762	1,325	13	207	2,657	10
WisdomTree U.S. Total Dividend Fund	—	13,611	4,613	(12)	363	9,349	36
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	—	24,527	8,141	21	365	16,772	73
Total	$—	$ 109,162	$ 36,597	$ 0	$ 2,708	$ 75,273	$ 331

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$104,123	$—	$—	$104,123
Total Investments in Securities	$104,123	$—	$—	$104,123

See Notes to Financial Statements.

20    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree 500 Digital Fund (SPXUX) December 31, 2023
Investments	Shares	Value
COMMON STOCKS – 99.9%
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	128	$2,073
United States – 99.8%
Aerospace & Defense – 1.6%
Axon Enterprise, Inc.*	5	1,292
Boeing Co.*	43	11,208
General Dynamics Corp.	19	4,934
HEICO Corp.	10	1,789
Howmet Aerospace, Inc.	29	1,569
L3Harris Technologies, Inc.	13	2,738
Lockheed Martin Corp.	18	8,158
Northrop Grumman Corp.	11	5,150
RTX Corp.	102	8,582
Textron, Inc.	14	1,126
TransDigm Group, Inc.	4	4,046
Total Aerospace & Defense		50,592
Air Freight & Logistics – 0.5%
Expeditors International of Washington, Inc.	10	1,272
FedEx Corp.	18	4,553
United Parcel Service, Inc., Class B	60	9,434
Total Air Freight & Logistics		15,259
Automobiles – 2.2%
Ford Motor Co.	277	3,377
General Motors Co.	94	3,376
Rivian Automotive, Inc., Class A*	64	1,501
Tesla, Inc.*	233	57,896
Total Automobiles		66,150
Banks – 3.1%
Bank of America Corp.	564	18,990
Citigroup, Inc.	134	6,893
Citizens Financial Group, Inc.	32	1,060
Fifth Third Bancorp	46	1,586
First Citizens BancShares, Inc., Class A	1	1,419
Huntington Bancshares, Inc.	101	1,285
JPMorgan Chase & Co.	204	34,700
KeyCorp	62	893
M&T Bank Corp.	11	1,508
PNC Financial Services Group, Inc.	27	4,181
Regions Financial Corp.	66	1,279
Truist Financial Corp.	93	3,434
U.S. Bancorp	106	4,588
Wells Fargo & Co.	253	12,453
Total Banks		94,269
Beverages – 1.6%
Brown-Forman Corp., Class B	34	1,942
Coca-Cola Co.	311	18,327
Constellation Brands, Inc., Class A	13	3,143
Keurig Dr. Pepper, Inc.	99	3,299
Molson Coors Beverage Co., Class B	15	918
Investments	Shares	Value
Monster Beverage Corp.*	74	$4,263
PepsiCo, Inc.	99	16,814
Total Beverages		48,706
Biotechnology – 2.0%
AbbVie, Inc.	124	19,216
Alnylam Pharmaceuticals, Inc.*	9	1,723
Amgen, Inc.	38	10,945
Biogen, Inc.*	11	2,847
BioMarin Pharmaceutical, Inc.*	13	1,253
Gilead Sciences, Inc.	88	7,129
Incyte Corp.*	16	1,005
Moderna, Inc.*	27	2,685
Regeneron Pharmaceuticals, Inc.*	8	7,026
Vertex Pharmaceuticals, Inc.*	19	7,731
Total Biotechnology		61,560
Broadline Retail – 3.7%
Amazon.com, Inc.*	748	113,651
eBay, Inc.	37	1,614
Total Broadline Retail		115,265
Building Products – 0.3%
Builders FirstSource, Inc.*	9	1,502
Carlisle Cos., Inc.	3	937
Carrier Global Corp.	59	3,390
Lennox International, Inc.	2	895
Masco Corp.	15	1,005
Owens Corning	6	889
Total Building Products		8,618
Capital Markets – 3.5%
Ameriprise Financial, Inc.	7	2,659
ARES Management Corp., Class A	14	1,665
Bank of New York Mellon Corp.	56	2,915
BlackRock, Inc.	11	8,930
Blackstone, Inc.	85	11,128
Carlyle Group, Inc.	24	976
Charles Schwab Corp.	125	8,600
CME Group, Inc.	26	5,476
Coinbase Global, Inc., Class A*	15	2,609
FactSet Research Systems, Inc.	3	1,431
Franklin Resources, Inc.	35	1,043
Goldman Sachs Group, Inc.	23	8,873
Intercontinental Exchange, Inc.	40	5,137
KKR & Co., Inc.	64	5,302
LPL Financial Holdings, Inc.	6	1,366
Moody’s Corp.	13	5,077
Morgan Stanley	116	10,817
Morningstar, Inc.	3	859
MSCI, Inc.	6	3,394
Nasdaq, Inc.	41	2,384
Northern Trust Corp.	15	1,266
Raymond James Financial, Inc.	15	1,672
S&P Global, Inc.	22	9,691

See Notes to Financial Statements.

WisdomTree Digital Trust    21

Schedule of Investments (unaudited) (continued) WisdomTree 500 Digital Fund (SPXUX) December 31, 2023
Investments	Shares	Value
State Street Corp.	22	$1,704
T Rowe Price Group, Inc.	16	1,723
Tradeweb Markets, Inc., Class A	15	1,363
Total Capital Markets		108,060
Chemicals – 1.1%
Air Products & Chemicals, Inc.	16	4,381
Albemarle Corp.	9	1,300
Celanese Corp.	8	1,243
CF Industries Holdings, Inc.	14	1,113
Corteva, Inc.	51	2,444
Dow, Inc.	50	2,742
DuPont de Nemours, Inc.	31	2,385
Ecolab, Inc.	20	3,967
International Flavors & Fragrances, Inc.	18	1,457
Mosaic Co.	23	822
PPG Industries, Inc.	17	2,542
RPM International, Inc.	9	1,005
Sherwin-Williams Co.	18	5,614
Westlake Corp.	9	1,260
Total Chemicals		32,275
Commercial Services & Supplies – 0.6%
Cintas Corp.	7	4,219
Copart, Inc.*	70	3,430
Republic Services, Inc.	23	3,793
Rollins, Inc.	35	1,528
Veralto Corp.	18	1,481
Waste Management, Inc.	29	5,194
Total Commercial Services & Supplies		19,645
Communications Equipment – 0.8%
Arista Networks, Inc.*	23	5,417
Cisco Systems, Inc.	292	14,752
Motorola Solutions, Inc.	12	3,757
Total Communications Equipment		23,926
Construction & Engineering – 0.1%
AECOM	9	832
Quanta Services, Inc.	10	2,158
Total Construction & Engineering		2,990
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	4	1,996
Vulcan Materials Co.	9	2,043
Total Construction Materials		4,039
Consumer Finance – 0.5%
American Express Co.	52	9,742
Capital One Financial Corp.	27	3,540
Discover Financial Services	18	2,023
Synchrony Financial	28	1,069
Total Consumer Finance		16,374
Consumer Staples Distribution & Retail – 2.2%
Albertsons Cos., Inc., Class A	39	897
Costco Wholesale Corp.	32	21,123
Dollar General Corp.	15	2,039
Investments	Shares	Value
Dollar Tree, Inc.*	15	$2,131
Kroger Co.	51	2,331
Sysco Corp.	36	2,633
Target Corp.	33	4,700
Walgreens Boots Alliance, Inc.	59	1,540
Walmart, Inc.	194	30,584
Total Consumer Staples Distribution & Retail		67,978
Containers & Packaging – 0.1%
Avery Dennison Corp.	6	1,213
Ball Corp.	22	1,265
International Paper Co.	26	940
Packaging Corp. of America	6	978
Total Containers & Packaging		4,396
Distributors – 0.1%
Genuine Parts Co.	10	1,385
LKQ Corp.	19	908
Pool Corp.	3	1,196
Total Distributors		3,489
Diversified REITs – 0.0%
WP Carey, Inc.	15	972
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	512	8,591
Verizon Communications, Inc.	305	11,499
Total Diversified Telecommunication Services		20,090
Electric Utilities – 1.4%
Alliant Energy Corp.	18	923
American Electric Power Co., Inc.	37	3,005
Avangrid, Inc.	28	908
Constellation Energy Corp.	23	2,688
Duke Energy Corp.	55	5,337
Edison International	27	1,930
Entergy Corp.	16	1,619
Evergy, Inc.	16	835
Eversource Energy	25	1,543
Exelon Corp.	73	2,621
FirstEnergy Corp.	41	1,503
NextEra Energy, Inc.	147	8,929
PG&E Corp.	152	2,741
PPL Corp.	53	1,436
Southern Co.	78	5,469
Xcel Energy, Inc.	39	2,415
Total Electric Utilities		43,902
Electrical Equipment – 0.4%
AMETEK, Inc.	16	2,638
Emerson Electric Co.	42	4,088
Hubbell, Inc.	4	1,315
Rockwell Automation, Inc.	8	2,484
Vertiv Holdings Co., Class A	26	1,249
Total Electrical Equipment		11,774

See Notes to Financial Statements.

22    WisdomTree Digital Trust

Schedule of Investments (unaudited) (continued) WisdomTree 500 Digital Fund (SPXUX) December 31, 2023
Investments	Shares	Value
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	42	$4,164
CDW Corp.	10	2,273
Corning, Inc.	61	1,857
Jabil, Inc.	9	1,147
Keysight Technologies, Inc.*	13	2,068
Teledyne Technologies, Inc.*	3	1,339
Zebra Technologies Corp., Class A*	4	1,093
Total Electronic Equipment, Instruments & Components		13,941
Energy Equipment & Services – 0.2%
Baker Hughes Co.	69	2,358
Halliburton Co.	64	2,314
Total Energy Equipment & Services		4,672
Entertainment – 1.3%
Electronic Arts, Inc.	20	2,736
Liberty Media Corp. – Liberty Formula One, Class C*	18	1,136
Live Nation Entertainment, Inc.*	16	1,498
Netflix, Inc.*	33	16,067
ROBLOX Corp., Class A*	43	1,966
Roku, Inc.*	10	917
Take-Two Interactive Software, Inc.*	12	1,931
Walt Disney Co.	132	11,918
Warner Bros Discovery, Inc.*	162	1,844
Warner Music Group Corp., Class A	36	1,288
Total Entertainment		41,301
Financial Services – 4.9%
Apollo Global Management, Inc.	58	5,405
Berkshire Hathaway, Inc., Class B*	157	55,995
Block, Inc.*	44	3,403
Corebridge Financial, Inc.	47	1,018
Fidelity National Information Services, Inc.	42	2,523
Fiserv, Inc.*	43	5,712
FleetCor Technologies, Inc.*	5	1,413
Global Payments, Inc.	18	2,286
Mastercard, Inc., Class A	68	29,003
PayPal Holdings, Inc.*	75	4,606
Visa, Inc., Class A	148	38,532
Total Financial Services		149,896
Food Products – 0.9%
Archer-Daniels-Midland Co.	38	2,744
Campbell Soup Co.	21	908
Conagra Brands, Inc.	34	974
General Mills, Inc.	42	2,736
Hershey Co.	15	2,797
Hormel Foods Corp.	38	1,220
J M Smucker Co.	8	1,011
Kellanova	24	1,342
Kraft Heinz Co.	87	3,217
Lamb Weston Holdings, Inc.	11	1,189
McCormick & Co., Inc., Non-Voting Shares	19	1,300
Investments	Shares	Value
Mondelez International, Inc., Class A	97	$7,026
Tyson Foods, Inc., Class A	24	1,290
Total Food Products		27,754
Gas Utilities – 0.0%
Atmos Energy Corp.	10	1,159
Ground Transportation – 1.0%
CSX Corp.	137	4,750
JB Hunt Transport Services, Inc.	7	1,398
Norfolk Southern Corp.	16	3,782
Old Dominion Freight Line, Inc.	8	3,243
Uber Technologies, Inc.*	142	8,743
Union Pacific Corp.	42	10,316
Total Ground Transportation		32,232
Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	124	13,649
Align Technology, Inc.*	5	1,370
Baxter International, Inc.	35	1,353
Becton Dickinson & Co.	21	5,120
Boston Scientific Corp.*	107	6,186
Cooper Cos., Inc.	3	1,135
Dexcom, Inc.*	27	3,350
Edwards Lifesciences Corp.*	43	3,279
GE HealthCare Technologies, Inc.*	32	2,474
Hologic, Inc.*	18	1,286
IDEXX Laboratories, Inc.*	5	2,775
Insulet Corp.*	5	1,085
Intuitive Surgical, Inc.*	25	8,434
ResMed, Inc.	10	1,720
Stryker Corp.	28	8,385
Zimmer Biomet Holdings, Inc.	15	1,826
Total Health Care Equipment & Supplies		63,427
Health Care Providers & Services – 2.7%
Cardinal Health, Inc.	18	1,814
Cencora, Inc.	15	3,081
Centene Corp.*	38	2,820
Cigna Group	21	6,288
CVS Health Corp.	92	7,264
Elevance Health, Inc.	17	8,017
HCA Healthcare, Inc.	19	5,143
Humana, Inc.	9	4,120
Laboratory Corp. of America Holdings	6	1,364
McKesson Corp.	10	4,630
Molina Healthcare, Inc.*	4	1,445
Quest Diagnostics, Inc.	8	1,103
UnitedHealth Group, Inc.	67	35,274
Total Health Care Providers & Services		82,363
Health Care REITs – 0.2%
Ventas, Inc.	28	1,395
Welltower, Inc.	39	3,517
Total Health Care REITs		4,912

See Notes to Financial Statements.

WisdomTree Digital Trust    23

Schedule of Investments (unaudited) (continued) WisdomTree 500 Digital Fund (SPXUX) December 31, 2023
Investments	Shares	Value
Health Care Technology – 0.1%
Veeva Systems, Inc., Class A*	11	$2,118
Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	50	974
Hotels, Restaurants & Leisure – 2.2%
Airbnb, Inc., Class A*	44	5,990
Booking Holdings, Inc.*	3	10,642
Chipotle Mexican Grill, Inc.*	2	4,574
Darden Restaurants, Inc.	9	1,479
Domino’s Pizza, Inc.	2	824
DoorDash, Inc., Class A*	28	2,769
DraftKings, Inc., Class A*	35	1,234
Expedia Group, Inc.*	9	1,366
Hilton Worldwide Holdings, Inc.	18	3,278
Hyatt Hotels Corp., Class A	7	913
Las Vegas Sands Corp.	55	2,706
Marriott International, Inc., Class A	20	4,510
McDonald’s Corp.	51	15,122
MGM Resorts International*	24	1,072
Starbucks Corp.	83	7,969
Yum! Brands, Inc.	20	2,613
Total Hotels, Restaurants & Leisure		67,061
Household Durables – 0.3%
DR Horton, Inc.	25	3,799
Lennar Corp., Class A	20	2,981
PulteGroup, Inc.	17	1,755
Total Household Durables		8,535
Household Products – 1.2%
Church & Dwight Co., Inc.	18	1,702
Clorox Co.	9	1,283
Colgate-Palmolive Co.	59	4,703
Kimberly-Clark Corp.	24	2,916
Procter & Gamble Co.	171	25,059
Total Household Products		35,663
Independent Power & Renewable Electricity Producers – 0.0%
Vistra Corp.	24	924
Industrial Conglomerates – 0.8%
3M Co.	38	4,154
General Electric Co.	78	9,955
Honeywell International, Inc.	47	9,857
Total Industrial Conglomerates		23,966
Industrial REITs – 0.3%
Prologis, Inc.	65	8,665
Insurance – 1.5%
Aflac, Inc.	43	3,548
Allstate Corp.	19	2,660
American International Group, Inc.	51	3,455
Arthur J Gallagher & Co.	16	3,598
Brown & Brown, Inc.	21	1,493
Cincinnati Financial Corp.	11	1,138
Erie Indemnity Co., Class A	3	1,005
Investments	Shares	Value
Fidelity National Financial, Inc.	19	$969
Hartford Financial Services Group, Inc.	22	1,768
Loews Corp.	16	1,113
Markel Group, Inc.*	1	1,420
Marsh & McLennan Cos., Inc.	36	6,821
MetLife, Inc.	52	3,439
Principal Financial Group, Inc.	17	1,337
Progressive Corp.	42	6,690
Prudential Financial, Inc.	26	2,696
Travelers Cos., Inc.	16	3,048
W R Berkley Corp.	19	1,344
Total Insurance		47,542
Interactive Media & Services – 6.5%
Alphabet, Inc., Class A*	924	129,074
Meta Platforms, Inc., Class A*	189	66,898
Pinterest, Inc., Class A*	48	1,778
Snap, Inc., Class A*	115	1,947
Total Interactive Media & Services		199,697
IT Services – 1.0%
Akamai Technologies, Inc.*	11	1,302
Cloudflare, Inc., Class A*	23	1,915
Cognizant Technology Solutions Corp., Class A	36	2,719
EPAM Systems, Inc.*	4	1,189
Gartner, Inc.*	5	2,256
GoDaddy, Inc., Class A*	10	1,062
International Business Machines Corp.	64	10,467
MongoDB, Inc.*	5	2,044
Snowflake, Inc., Class A*	24	4,776
Twilio, Inc., Class A*	12	910
VeriSign, Inc.*	7	1,442
Total IT Services		30,082
Life Sciences Tools & Services – 1.3%
Agilent Technologies, Inc.	21	2,920
Avantor, Inc.*	48	1,096
Danaher Corp.	53	12,261
Illumina, Inc.*	10	1,392
IQVIA Holdings, Inc.*	13	3,008
Mettler-Toledo International, Inc.*	2	2,426
Thermo Fisher Scientific, Inc.	28	14,862
Waters Corp.*	4	1,317
West Pharmaceutical Services, Inc.	5	1,760
Total Life Sciences Tools & Services		41,042
Machinery – 1.7%
Caterpillar, Inc.	36	10,644
Cummins, Inc.	10	2,396
Deere & Co.	21	8,397
Dover Corp.	10	1,538
Fortive Corp.	25	1,841
Graco, Inc.	12	1,041
IDEX Corp.	5	1,085
Illinois Tool Works, Inc.	21	5,501

See Notes to Financial Statements.

24    WisdomTree Digital Trust

Schedule of Investments (unaudited) (continued) WisdomTree 500 Digital Fund (SPXUX) December 31, 2023
Investments	Shares	Value
Ingersoll Rand, Inc.	30	$2,320
Nordson Corp.	4	1,057
Otis Worldwide Corp.	29	2,595
PACCAR, Inc.	37	3,613
Parker-Hannifin Corp.	9	4,146
Snap-on, Inc.	4	1,155
Stanley Black & Decker, Inc.	11	1,079
Westinghouse Air Brake Technologies Corp.	13	1,650
Xylem, Inc.	17	1,944
Total Machinery		52,002
Media – 0.8%
Charter Communications, Inc., Class A*	11	4,276
Comcast Corp., Class A	282	12,366
Fox Corp., Class A	35	1,038
Interpublic Group of Cos., Inc.	27	881
Liberty Broadband Corp., Class C*	10	806
News Corp., Class A	40	982
Omnicom Group, Inc.	14	1,211
Sirius XM Holdings, Inc.	284	1,553
Trade Desk, Inc., Class A*	36	2,591
Total Media		25,704
Metals & Mining – 0.6%
Freeport-McMoRan, Inc.	101	4,299
Newmont Corp.	82	3,394
Nucor Corp.	18	3,133
Reliance Steel & Aluminum Co.	4	1,119
Southern Copper Corp.	54	4,648
Steel Dynamics, Inc.	12	1,417
Total Metals & Mining		18,010
Multi-Utilities – 0.6%
Ameren Corp.	19	1,374
CenterPoint Energy, Inc.	44	1,257
CMS Energy Corp.	21	1,220
Consolidated Edison, Inc.	25	2,274
Dominion Energy, Inc.	59	2,773
DTE Energy Co.	15	1,654
Public Service Enterprise Group, Inc.	35	2,140
Sempra	47	3,512
WEC Energy Group, Inc.	22	1,852
Total Multi-Utilities		18,056
Office REITs – 0.0%
Alexandria Real Estate Equities, Inc.	11	1,394
Oil, Gas & Consumable Fuels – 3.8%
Chevron Corp.	135	20,137
ConocoPhillips	84	9,750
Coterra Energy, Inc.	55	1,404
Devon Energy Corp.	46	2,084
Diamondback Energy, Inc.	13	2,016
Energy Transfer LP	238	3,284
Enterprise Products Partners LP	157	4,137
EOG Resources, Inc.	41	4,959
EQT Corp.	30	1,160
Investments	Shares	Value
Exxon Mobil Corp.	290	$28,994
Hess Corp.	21	3,027
Kinder Morgan, Inc.	158	2,787
Marathon Oil Corp.	42	1,015
Marathon Petroleum Corp.	27	4,006
MPLX LP	71	2,607
Occidental Petroleum Corp.	62	3,702
ONEOK, Inc.	41	2,879
Ovintiv, Inc.	20	878
Phillips 66	32	4,261
Pioneer Natural Resources Co.	17	3,823
Targa Resources Corp.	16	1,390
Texas Pacific Land Corp.	1	1,572
Valero Energy Corp.	24	3,120
Williams Cos., Inc.	87	3,030
Total Oil, Gas & Consumable Fuels		116,022
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	44	1,770
Southwest Airlines Co.	42	1,213
United Airlines Holdings, Inc.*	22	908
Total Passenger Airlines		3,891
Personal Care Products – 0.2%
Estee Lauder Cos., Inc., Class A	24	3,510
Kenvue, Inc.	135	2,907
Total Personal Care Products		6,417
Pharmaceuticals – 3.6%
Bristol-Myers Squibb Co.	145	7,440
Eli Lilly & Co.	69	40,221
Johnson & Johnson	169	26,489
Merck & Co., Inc.	178	19,406
Pfizer, Inc.	422	12,149
Zoetis, Inc.	32	6,316
Total Pharmaceuticals		112,021
Professional Services – 0.7%
Automatic Data Processing, Inc.	30	6,989
Booz Allen Hamilton Holding Corp.	9	1,151
Broadridge Financial Solutions, Inc.	8	1,646
Equifax, Inc.	9	2,226
Jacobs Solutions, Inc.	9	1,168
Leidos Holdings, Inc.	10	1,082
Paychex, Inc.	25	2,978
SS&C Technologies Holdings, Inc.	18	1,100
Verisk Analytics, Inc.	11	2,628
Total Professional Services		20,968
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	21	1,955
CoStar Group, Inc.*	29	2,534
Total Real Estate Management & Development		4,489
Residential REITs – 0.3%
American Homes 4 Rent, Class A	25	899
AvalonBay Communities, Inc.	10	1,872

See Notes to Financial Statements.

WisdomTree Digital Trust    25

Schedule of Investments (unaudited) (continued) WisdomTree 500 Digital Fund (SPXUX) December 31, 2023
Investments	Shares	Value
Equity LifeStyle Properties, Inc.	13	$917
Equity Residential	27	1,651
Essex Property Trust, Inc.	5	1,240
Invitation Homes, Inc.	43	1,467
Mid-America Apartment Communities, Inc.	8	1,076
Sun Communities, Inc.	9	1,203
Total Residential REITs		10,325
Retail REITs – 0.2%
Kimco Realty Corp.	43	916
Realty Income Corp.	50	2,871
Simon Property Group, Inc.	23	3,281
Total Retail REITs		7,068
Semiconductors & Semiconductor Equipment – 7.8%
Advanced Micro Devices, Inc.*	119	17,542
Analog Devices, Inc.	36	7,148
Applied Materials, Inc.	61	9,886
Broadcom, Inc.	34	37,952
Enphase Energy, Inc.*	9	1,189
Entegris, Inc.	10	1,198
First Solar, Inc.*	8	1,378
Intel Corp.	320	16,080
KLA Corp.	10	5,813
Lam Research Corp.	10	7,833
Marvell Technology, Inc.	67	4,041
Microchip Technology, Inc.	38	3,427
Micron Technology, Inc.	81	6,913
Monolithic Power Systems, Inc.	3	1,892
NVIDIA Corp.	182	90,130
ON Semiconductor Corp.*	30	2,506
QUALCOMM, Inc.	80	11,570
Skyworks Solutions, Inc.	11	1,237
Teradyne, Inc.	9	977
Texas Instruments, Inc.	63	10,739
Total Semiconductors & Semiconductor Equipment		239,451
Software – 11.7%
Adobe, Inc.*	33	19,688
ANSYS, Inc.*	6	2,177
AppLovin Corp., Class A*	24	956
Aspen Technology, Inc.*	4	881
Atlassian Corp., Class A*	18	4,282
Autodesk, Inc.*	15	3,652
Bentley Systems, Inc., Class B	21	1,096
Cadence Design Systems, Inc.*	20	5,447
Crowdstrike Holdings, Inc., Class A*	17	4,341
Datadog, Inc., Class A*	23	2,792
Dynatrace, Inc.*	21	1,149
Fair Isaac Corp.*	2	2,328
Fortinet, Inc.*	55	3,219
Gen Digital, Inc.	46	1,050
HubSpot, Inc.*	4	2,322
Intuit, Inc.	20	12,501
Manhattan Associates, Inc.*	4	861
Investments	Shares	Value
Microsoft Corp.	549	$206,446
Oracle Corp.	198	20,875
Palantir Technologies, Inc., Class A*	171	2,936
Palo Alto Networks, Inc.*	23	6,782
PTC, Inc.*	8	1,400
Roper Technologies, Inc.	8	4,361
Salesforce, Inc.*	70	18,420
Samsara, Inc., Class A*	31	1,035
ServiceNow, Inc.*	15	10,597
Splunk, Inc.*	12	1,828
Synopsys, Inc.*	11	5,664
Tyler Technologies, Inc.*	3	1,254
Workday, Inc., Class A*	19	5,245
Zoom Video Communications, Inc., Class A*	22	1,582
Zscaler, Inc.*	11	2,437
Total Software		359,604
Specialized REITs – 1.1%
American Tower Corp.	33	7,124
Crown Castle, Inc.	31	3,571
Digital Realty Trust, Inc.	22	2,961
Equinix, Inc.	7	5,638
Extra Space Storage, Inc.	14	2,245
Gaming & Leisure Properties, Inc.	18	888
Iron Mountain, Inc.	21	1,470
Public Storage	12	3,660
SBA Communications Corp.	8	2,029
VICI Properties, Inc.	71	2,263
Weyerhaeuser Co.	53	1,843
Total Specialized REITs		33,692
Specialty Retail – 1.8%
AutoZone, Inc.*	1	2,586
Best Buy Co., Inc.	15	1,174
Home Depot, Inc.	69	23,912
Lowe’s Cos., Inc.	40	8,902
O’Reilly Automotive, Inc.*	4	3,800
Ross Stores, Inc.	24	3,322
TJX Cos., Inc.	83	7,786
Tractor Supply Co.	7	1,505
Ulta Beauty, Inc.*	3	1,470
Williams-Sonoma, Inc.	4	807
Total Specialty Retail		55,264
Technology Hardware, Storage & Peripherals – 7.4%
Apple, Inc.	1,122	216,019
Dell Technologies, Inc., Class C	57	4,361
Hewlett Packard Enterprise Co.	94	1,596
HP, Inc.	71	2,136
NetApp, Inc.	15	1,322
Super Micro Computer, Inc.*	4	1,137
Western Digital Corp.*	24	1,257
Total Technology Hardware, Storage & Peripherals		227,828
See Notes to Financial Statements.

26    WisdomTree Digital Trust

Schedule of Investments (unaudited) (concluded) WisdomTree 500 Digital Fund (SPXUX) December 31, 2023
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.4%
Deckers Outdoor Corp.*	2	$1,337
NIKE, Inc., Class B	105	11,400
Total Textiles, Apparel & Luxury Goods		12,737
Tobacco – 0.5%
Altria Group, Inc.	126	5,083
Philip Morris International, Inc.	112	10,537
Total Tobacco		15,620
Trading Companies & Distributors – 0.3%
Fastenal Co.	40	2,591
United Rentals, Inc.	5	2,867
Watsco, Inc.	3	1,285
WW Grainger, Inc.	4	3,315
Total Trading Companies & Distributors		10,058
Water Utilities – 0.1%
American Water Works Co., Inc.	13	1,716
Wireless Telecommunication Services – 0.4%
T-Mobile U.S., Inc.	82	13,147
Total United States		3,073,739
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,502,323)		3,075,812
Other Assets less Liabilities – 0.1%		4,040
NET ASSETS – 100.0%		$3,079,852

*      Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,075,812	$—	$—	$3,075,812
Total Investments in Securities	$3,075,812	$—	$—	$3,075,812

See Notes to Financial Statements.

WisdomTree Digital Trust    27

Schedule of Investments (unaudited) WisdomTree Technology and Innovation 100 Digital Fund (TECHX) December 31, 2023
Investments	Shares	Value
COMMON STOCKS – 99.9%
South Korea – 0.2%
Broadline Retail – 0.2%
Coupang, Inc.*	351	$5,683
United States – 99.7%
Automobiles – 3.7%
Tesla, Inc.*	426	105,853
Biotechnology – 6.2%
AbbVie, Inc.	380	58,889
Alnylam Pharmaceuticals, Inc.*	25	4,785
Amgen, Inc.	114	32,834
Biogen, Inc.*	31	8,022
Gilead Sciences, Inc.	263	21,306
Moderna, Inc.*	78	7,757
Regeneron Pharmaceuticals, Inc.*	26	22,835
Vertex Pharmaceuticals, Inc.*	55	22,379
Total Biotechnology		178,807
Broadline Retail – 7.1%
Amazon.com, Inc.*	1,318	200,257
eBay, Inc.	110	4,798
Total Broadline Retail		205,055
Communications Equipment – 2.4%
Arista Networks, Inc.*	65	15,308
Cisco Systems, Inc.	873	44,104
Motorola Solutions, Inc.	35	10,958
Total Communications Equipment		70,370
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp., Class A	122	12,094
CDW Corp.	29	6,592
Corning, Inc.	175	5,329
Keysight Technologies, Inc.*	37	5,886
Total Electronic Equipment, Instruments & Components		29,901
Entertainment – 2.4%
Electronic Arts, Inc.	57	7,798
Live Nation Entertainment, Inc.*	25	2,340
Netflix, Inc.*	96	46,741
ROBLOX Corp., Class A*	120	5,486
Take-Two Interactive Software, Inc.*	18	2,897
Warner Bros Discovery, Inc.*	454	5,167
Total Entertainment		70,429
Financial Services – 1.9%
Block, Inc.*	119	9,205
Fidelity National Information Services, Inc.	123	7,388
Fiserv, Inc.*	132	17,535
Global Payments, Inc.	56	7,112
PayPal Holdings, Inc.*	237	14,554
Total Financial Services		55,794
Health Care Technology – 0.2%
Veeva Systems, Inc., Class A*	33	6,353
Investments	Shares	Value
Hotels, Restaurants & Leisure – 0.3%
DoorDash, Inc., Class A*	76	$7,516
Interactive Media & Services – 14.3%
Alphabet, Inc., Class A*	1,605	224,202
Meta Platforms, Inc., Class A*	522	184,767
Pinterest, Inc., Class A*	73	2,704
Snap, Inc., Class A*	174	2,946
Total Interactive Media & Services		414,619
IT Services – 2.4%
Cloudflare, Inc., Class A*	36	2,997
Cognizant Technology Solutions Corp., Class A	105	7,931
Gartner, Inc.*	17	7,669
International Business Machines Corp.	189	30,911
MongoDB, Inc.*	8	3,271
Snowflake, Inc., Class A*	63	12,537
VeriSign, Inc.*	21	4,325
Total IT Services		69,641
Life Sciences Tools & Services – 3.8%
Agilent Technologies, Inc.	64	8,898
Danaher Corp.	158	36,552
IQVIA Holdings, Inc.*	38	8,792
Mettler-Toledo International, Inc.*	5	6,065
Thermo Fisher Scientific, Inc.	86	45,648
West Pharmaceutical Services, Inc.	8	2,817
Total Life Sciences Tools & Services		108,772
Media – 1.7%
Charter Communications, Inc., Class A*	31	12,049
Comcast Corp., Class A	874	38,325
Total Media		50,374
Professional Services – 1.5%
Automatic Data Processing, Inc.	87	20,269
Equifax, Inc.	24	5,935
Paychex, Inc.	75	8,933
Verisk Analytics, Inc.	34	8,121
Total Professional Services		43,258
Real Estate Management & Development – 0.3%
CoStar Group, Inc.*	83	7,253
Semiconductors & Semiconductor Equipment – 19.9%
Advanced Micro Devices, Inc.*	343	50,562
Analog Devices, Inc.	108	21,444
Applied Materials, Inc.	180	29,173
Broadcom, Inc.	98	109,392
Intel Corp.	925	46,481
KLA Corp.	29	16,858
Lam Research Corp.	28	21,931
Marvell Technology, Inc.	188	11,338
Microchip Technology, Inc.	112	10,100
Micron Technology, Inc.	233	19,884
Monolithic Power Systems, Inc.	5	3,154
NVIDIA Corp.	328	162,432

See Notes to Financial Statements.

28    WisdomTree Digital Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Technology and Innovation 100 Digital Fund (TECHX) December 31, 2023
Investments	Shares	Value
ON Semiconductor Corp.*	88	$7,351
QUALCOMM, Inc.	236	34,133
Texas Instruments, Inc.	182	31,024
Total Semiconductors & Semiconductor Equipment		575,257
Software – 21.7%
Adobe, Inc.*	100	59,660
ANSYS, Inc.*	19	6,895
Atlassian Corp., Class A*	51	12,131
Autodesk, Inc.*	44	10,713
Cadence Design Systems, Inc.*	59	16,070
Crowdstrike Holdings, Inc., Class A*	49	12,511
Datadog, Inc., Class A*	64	7,768
Fair Isaac Corp.*	3	3,492
Fortinet, Inc.*	159	9,306
HubSpot, Inc.*	5	2,903
Intuit, Inc.	60	37,502
Microsoft Corp.	589	221,487
Oracle Corp.	579	61,044
Palantir Technologies, Inc., Class A*	258	4,430
Palo Alto Networks, Inc.*	64	18,872
Roper Technologies, Inc.	22	11,994
Salesforce, Inc.*	209	54,996
Investments	Shares	Value
ServiceNow, Inc.*	42	$29,673
Splunk, Inc.*	18	2,742
Synopsys, Inc.*	33	16,992
Workday, Inc., Class A*	54	14,907
Zoom Video Communications, Inc., Class A*	62	4,458
Zscaler, Inc.*	30	6,647
Total Software		627,193
Technology Hardware, Storage & Peripherals – 7.5%
Apple, Inc.	1,008	194,070
Dell Technologies, Inc., Class C	170	13,005
Hewlett Packard Enterprise Co.	279	4,737
HP, Inc.	216	6,500
Total Technology Hardware, Storage & Peripherals		218,312
Wireless Telecommunication Services – 1.4%
T-Mobile U.S., Inc.	259	41,526
Total United States		2,886,283
TOTAL INVESTMENTS IN SECURITIES – 99.9%
(Cost: $2,022,312)		2,891,966
Other Assets less Liabilities – 0.1%		1,725
NET ASSETS – 100.0%		$2,893,691

*   Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,891,966	$—	$—	$2,891,966
Total Investments in Securities	$2,891,966	$—	$—	$2,891,966

See Notes to Financial Statements.

WisdomTree Digital Trust    29

Schedule of Investments (unaudited) WisdomTree 3-7 Year Treasury Digital Fund (WTTSX) December 31, 2023
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 96.9%
U.S. Treasury Notes – 96.9%
0.75%, 5/31/26	$174,800	$161,417
1.13%, 8/31/28	458,200	404,666
1.38%, 10/31/28	317,900	283,043
3.75%, 5/31/30	10,000	9,917
3.75%, 6/30/30	2,000	1,983
4.00%, 7/31/30	23,000	23,140
4.38%, 11/30/30	68,000	69,976
TOTAL INVESTMENTS IN SECURITIES – 96.9%
(Cost: $965,223)		954,142
Other Assets less Liabilities – 3.1%		30,574
NET ASSETS – 100.0%		$984,716

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$954,142	$—	$954,142
Total Investments in Securities	$—	$954,142	$—	$954,142

See Notes to Financial Statements.

30    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree 7-10 Year Treasury Digital Fund (WTSTX) December 31, 2023
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.3%
U.S. Treasury Notes – 99.3%
0.63%, 5/15/30	$144,100	$117,830
1.38%, 11/15/31	297,000	246,789
1.88%, 2/15/32	586,900	504,917
3.50%, 2/15/33	44,400	43,085
4.50%, 11/15/33	41,300	43,394
TOTAL INVESTMENTS IN SECURITIES – 99.3%
(Cost: $985,176)		956,015
Other Assets less Liabilities – 0.7%		7,169
NET ASSETS – 100.0%		$963,184

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$956,015	$—	$956,015
Total Investments in Securities	$—	$956,015	$—	$956,015

See Notes to Financial Statements.

WisdomTree Digital Trust    31

Schedule of Investments (unaudited) WisdomTree Floating Rate Treasury Digital Fund (FLTTX) December 31, 2023
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.3%
U.S. Treasury Notes – 99.3%
U.S. Treasury Floating Rate Notes
5.26%, 4/30/24, (3-month U.S. Treasury Bill Money Market Yield – 0.075%)*	$302,000	$301,840
5.37%, 7/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.037%)*	159,000	158,916
5.47%, 10/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.14%)*	196,000	195,941
5.50%, 4/30/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)*	93,000	92,960
5.46%, 7/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.13%)*	360,000	359,550
5.49%, 10/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)*	36,000	35,951
TOTAL INVESTMENTS IN SECURITIES – 99.3%
(Cost: $1,145,817)		1,145,158
Other Assets less Liabilities – 0.7%		7,732
NET ASSETS – 100.0%		$1,152,890

*  Floating rate note. Coupon shown is in effect at December 31, 2023. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,145,158	$—	$1,145,158
Total Investments in Securities	$—	$1,145,158	$—	$1,145,158

See Notes to Financial Statements.

32    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree Long-Term Treasury Digital Fund (WTLGX) December 31, 2023
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bonds – 98.9%
3.00%, 5/15/45	$143,600	$118,706
3.00%, 5/15/47	464,300	380,218
1.63%, 11/15/50	72,000	43,037
1.88%, 11/15/51	565,500	358,607
4.13%, 8/15/53	3,000	3,041
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $986,714)		903,609
Other Assets less Liabilities – 1.1%		10,138
NET ASSETS – 100.0%		$913,747

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$903,609	$—	$903,609
Total Investments in Securities	$—	$903,609	$—	$903,609

See Notes to Financial Statements.

WisdomTree Digital Trust    33

Schedule of Investments (unaudited) WisdomTree Short-Term Treasury Digital Fund (WTSYX) December 31, 2023
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 97.7%
U.S. Treasury Notes – 97.7%
0.88%, 1/31/24	$8,500	$8,470
1.88%, 8/31/24	147,300	144,265
0.75%, 11/15/24	208,000	200,761
0.38%, 11/30/25	392,800	364,882
4.88%, 11/30/25	3,000	3,032
4.25%, 12/31/25	106,000	106,004
4.63%, 3/15/26	84,000	84,751
3.75%, 4/15/26	28,700	28,440
4.13%, 6/15/26	54,700	54,706
4.38%, 12/15/26	52,900	53,435
TOTAL INVESTMENTS IN SECURITIES – 97.7%
(Cost: $1,052,682)		1,048,746
Other Assets less Liabilities – 2.3%		24,248
NET ASSETS – 100.0%		$1,072,994

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,048,746	$—	$1,048,746
Total Investments in Securities	$—	$1,048,746	$—	$1,048,746

See Notes to Financial Statements.

34    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree TIPS Digital Fund (TIPSX) December 31, 2023
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.1%
U.S. Treasury Bonds – 17.5%
U.S. Treasury Inflation-Indexed Bonds
2.13%, 2/15/41	$88,092	$90,838
0.13%, 2/15/52	126,441	77,976
Total U.S. Treasury Bonds		168,814
U.S. Treasury Notes – 80.6%
U.S. Treasury Inflation-Indexed Notes
0.50%, 4/15/24	256,549	253,431
0.13%, 10/15/26	54,383	51,666
0.88%, 1/15/29	142,565	136,582
0.13%, 1/15/30	296,812	269,320
1.13%, 1/15/33	73,129	69,290
Total U.S. Treasury Notes		780,289
TOTAL INVESTMENTS IN SECURITIES – 98.1% (Cost: $982,550)		949,103
Other Assets less Liabilities – 1.9%		18,506
NET ASSETS – 100.0%		$967,609

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$949,103	$—	$949,103
Total Investments in Securities	$—	$949,103	$—	$949,103

See Notes to Financial Statements.

WisdomTree Digital Trust    35

Schedule of Investments (unaudited) WisdomTree Government Money Market Digital Fund (WTGXX) December 31, 2023
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 19.5%
Federal Farm Credit Bank – 11.9%
Federal Farm Credit Banks Funding Corp.
0.37%, 3/15/24	$400,000	$395,943
5.55%, 7/23/24, (5.55% fixed rate until 1/23/24; Secured Overnight Financing Rate + 0.15% thereafter)(a)	120,000	120,000
5.49%, 9/16/24, (Secured Overnight Financing Rate + 0.09%)(a)	80,000	79,993
Total Federal Farm Credit Bank		595,936
Federal Home Loan Bank – 7.6%
5.00%, 1/19/24	50,000	49,986
5.00%, 2/21/24	25,000	24,982
2.38%, 3/8/24	25,000	24,860
3.25%, 3/8/24	50,000	49,798
5.46%, 5/20/24, (Secured Overnight Financing Rate + 0.06%)(a)	50,000	49,999
5.40%, 5/22/24	160,000	159,953
5.51%, 7/12/24	25,000	24,999
Total Federal Home Loan Bank		384,577
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $980,513)		980,513
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 80.2%
U.S. Treasury Bills – 28.3%
5.36%, 1/23/24*	$878,000	$875,176
5.38%, 2/1/24*	504,000	501,712
5.42%, 3/28/24*	22,000	21,720
5.40%, 6/13/24*	25,000	24,409
Total U.S. Treasury Bills		1,423,017
U.S. Treasury Note – 51.9%
U.S. Treasury Floating Rate Notes 5.32%, 1/31/24, (3–month U.S. Treasury Bill Money Market Yield – 0.015%)**	2,604,000	2,603,806
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,026,823)		4,026,823
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $5,007,336)		5,007,336
Other Assets less Liabilities – 0.3%		16,428
NET ASSETS – 100.0%		$5,023,764

*   Interest rate shown reflects the yield to maturity at the time of purchase.

** Floating rate note. Coupon shown is in effect at December 31, 2023. Date represents the ultimate maturity date.

(a) Rate shown reflects the accrual rate as of December 31, 2023 on securities with variable or step rates.
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$ 980,513	$—	$ 980,513
U.S. Government Obligations	—	4,026,823	—	4,026,823
Total Investments in Securities	$—	$ 5,007,336	$—	$ 5,007,336

See Notes to Financial Statements.

36    WisdomTree Digital Trust

Statements of Assets and Liabilities (unaudited) WisdomTree Digital Trust December 31, 2023
	WisdomTree Short-Duration Income Digital Fund	WisdomTree Siegel Global Equity Digital Fund	WisdomTree Siegel Longevity Digital Fund	WisdomTree Siegel Moderate Digital Fund	WisdomTree 500 Digital Fund
ASSETS:
Investments, at cost	$—	$52,898	$27,629	$27,680	$2,502,323
Investment in affiliates, at cost (Note 3)	1,001,852	101,543	72,706	72,565	—
Investments in securities, at value	—	54,737	28,782	28,850	3,075,812
Investment in affiliates, at value (Note 3)	1,007,565	105,365	75,637	75,273	—
Cash	516	102	33	—	1,595
Receivables:
Investment securities sold	—	—	—	65	—
Dividends	—	4	24	44	2,574
Total Assets	1,008,081	160,208	104,476	104,232	3,079,981
LIABILITIES:
Due to custodian	—	—	—	13	—
Payables:
Advisory fees (Note 3)	128	14	11	11	129
Total Liabilities	128	14	11	24	129
NET ASSETS	$1,007,953	$160,194	$104,465	$104,208	$3,079,852
NET ASSETS:
Paid-in capital	$1,001,876	$154,397	$100,323	$100,324	$2,512,921
Total distributable earnings (loss)	6,077	5,797	4,142	3,884	566,931
NET ASSETS	$1,007,953	$160,194	$104,465	$104,208	$3,079,852
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,187	15,238	10,031	10,031	251,156
Net asset value per share	$10.06	$10.51	$10.41	$10.39	$12.26

See Notes to Financial Statements.

WisdomTree Digital Trust    37

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Digital Trust December 31, 2023
	WisdomTree Technology and Innovation 100 Digital Fund	WisdomTree 3-7 Year Treasury Digital Fund	WisdomTree 7-10 Year Treasury Digital Fund	WisdomTree Floating Rate Treasury Digital Fund	WisdomTree Long-Term Treasury Digital Fund
ASSETS:
Investments, at cost	$2,022,312	$965,223	$985,176	$1,145,817	$986,714
Investments in securities, at value	2,891,966	954,142	956,015	1,145,158	903,609
Cash	1,509	27,299	1,582	6,099	6,255
Receivables:
Capital shares sold	—	—	—	35	—
Dividends	459	—	—	—	—
Interest	—	3,317	5,627	10,685	3,921
Total Assets	2,893,934	984,758	963,224	1,161,977	913,785
LIABILITIES:
Payables:
Capital shares redeemed	—	—	—	9,038	—
Advisory fees (Note 3)	243	42	40	49	38
Total Liabilities	243	42	40	9,087	38
NET ASSETS	$2,893,691	$984,716	$963,184	$1,152,890	$913,747
NET ASSETS:
Paid-in capital	$2,014,850	$1,000,803	$1,001,101	$1,153,603	$1,000,924
Total distributable earnings (loss)	878,841	(16,087)	(37,917)	(713)	(87,177)
NET ASSETS	$2,893,691	$984,716	$963,184	$1,152,890	$913,747
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	201,076	100,088	100,115	1,152,575	100,100
Net asset value per share	$14.39	$9.84	$9.62	$1.00	$9.13

See Notes to Financial Statements.

38    WisdomTree Digital Trust

Statements of Assets and Liabilities (unaudited) (concluded) WisdomTree Digital Trust December 31, 2023
	WisdomTree Short-Term Treasury Digital Fund	WisdomTree TIPS Digital Fund	WisdomTree Government Money Market Digital Fund
ASSETS:
Investments, at cost	$1,052,682	$982,550	$5,007,336
Investments in securities, at value	1,048,746	949,103	5,007,336
Cash	127,335	16,365	—
Receivables:
Interest	2,927	2,182	31,903
Total Assets	1,179,008	967,650	5,039,239
LIABILITIES:
Due to custodian	—	—	792
Payables:
Investment securities purchased	105,968	—	—
Capital shares redeemed	—	—	14,006
Advisory fees (Note 3)	46	41	677
Total Liabilities	106,014	41	15,475
NET ASSETS	$1,072,994	$967,609	$5,023,764
NET ASSETS:
Paid-in capital	$1,077,825	$1,001,140	$5,023,679
Total distributable earnings (loss)	(4,831)	(33,531)	85
NET ASSETS	$1,072,994	$967,609	$5,023,764
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,078,800	100,117	5,023,679
Net asset value per share	$0.99	$9.66	$1.00

See Notes to Financial Statements.

WisdomTree Digital Trust    39

Statements of Operations (unaudited) WisdomTree Digital Trust For the Six Months or Period Ended December 31, 2023
	WisdomTree Short-Duration Income Digital Fund	WisdomTree Siegel Global Equity Digital Fund[1]	WisdomTree Siegel Longevity Digital Fund[1]	WisdomTree Siegel Moderate Digital Fund[1]	WisdomTree 500 Digital Fund
INVESTMENT INCOME:
Dividends	$—	$290	$230	$213	$22,957
Dividends from affiliates (Note 3)	21,620	457	358	331	—
Interest	9	—	—	—	26
Total investment income	21,629	747	588	544	22,983
EXPENSES:
Advisory fees (Note 3)	750	14	11	11	724
Total expenses	750	14	11	11	724
Net investment income	20,879	733	577	533	22,259
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	—	—	1	(23)	(4,875)
Investment transactions in affiliates (Note 3)	209	—	0[2]	0[2]	—
Net realized gain (loss)	209	—	1	(23)	(4,875)
Net increase in unrealized appreciation/depreciation:
Investment transactions	—	1,839	1,153	1,170	224,686
Investment transactions in affiliates (Note 3)	18,270	3,822	2,931	2,708	—
Net increase in unrealized appreciation/depreciation	18,270	5,661	4,084	3,878	224,686
Net realized and unrealized gain on investments	18,479	5,661	4,085	3,855	219,811
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,358	$6,394	$4,662	$4,388	$242,070

1       For the period December 6, 2023 (commencement of operations) through December 31, 2023.

2       Amount represents less than $1.

See Notes to Financial Statements.

40    WisdomTree Digital Trust

Statements of Operations (unaudited) (continued) WisdomTree Digital Trust For the Six Months Ended December 31, 2023
	WisdomTree Technology and Innovation 100 Digital Fund	WisdomTree 3-7 Year Treasury Digital Fund	WisdomTree 7-10 Year Treasury Digital Fund	WisdomTree Floating Rate Treasury Digital Fund	WisdomTree Long-Term Treasury Digital Fund
INVESTMENT INCOME:
Dividends	$10,642	$—	$—	$—	$—
Interest	45	17,810	17,135	31,055	18,160
Total investment income	10,687	17,810	17,135	31,055	18,160
EXPENSES:
Advisory fees (Note 3)	1,380	243	236	286	217
Total expenses	1,380	243	236	286	217
Net investment income	9,307	17,567	16,899	30,769	17,943
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	116,602	(3,144)	(3,582)	(52)	(957)
Net realized gain (loss)	116,602	(3,144)	(3,582)	(52)	(957)
Net increase (decrease) in unrealized appreciation/depreciation	213,643	15,643	2,282	(970)	(32,816)
Net realized and unrealized gain (loss) on investments	330,245	12,499	(1,300)	(1,022)	(33,773)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$339,552	$30,066	$15,599	$29,747	$(15,830)

See Notes to Financial Statements.

WisdomTree Digital Trust    41

Statements of Operations (unaudited) (concluded) WisdomTree Digital Trust For the Six Months or Period Ended December 31, 2023
	WisdomTree Short-Term Treasury Digital Fund	WisdomTree TIPS Digital Fund	WisdomTree Government Money Market Digital Fund[1]
INVESTMENT INCOME:
Interest	$21,839	$23,463	$18,224
Total investment income	21,839	23,463	18,224
EXPENSES:
Advisory fees (Note 3)	265	241	842
Total expenses	265	241	842
Net investment income	21,574	23,222	17,382
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(264)	—	85
Net realized gain (loss)	(264)	—	85
Net increase (decrease) in unrealized appreciation/depreciation	10,321	(8,457)	—
Net realized and unrealized gain (loss) on investments	10,057	(8,457)	85
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,631	$14,765	$17,467

1       For the period November 7, 2023 (commencement of operations) through December 31, 2023.
See Notes to Financial Statements.

42    WisdomTree Digital Trust

Statements of Changes in Net Assets WisdomTree Digital Trust
	WisdomTree Short-Duration Income Digital Fund		WisdomTree Siegel Global Equity Digital Fund	WisdomTree Siegel Longevity Digital Fund
	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023	For the Period December 6, 2023* through December 31, 2023 (unaudited)	For the Period December 6, 2023* through December 31, 2023 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$20,879	$17,759	$733	$577
Net realized gain (loss) on investments	209	(232)	—	1
Net increase (decrease) in unrealized appreciation/depreciation on investments	18,270	(12,557)	5,661	4,084
Net increase in net assets resulting from operations	39,358	4,970	6,394	4,662
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(23,796)	(14,455)	(597)	(520)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,951	1,001,269	154,397	100,323
Cost of shares redeemed	(1,628)	(716)	—	—
Net increase in net assets resulting from capital share transactions	1,323	1,000,553	154,397	100,323
Net Increase in Net Assets	16,885	991,068	160,194	104,465
NET ASSETS:
Beginning of period	$991,068	$—	$—	$—
End of period	$1,007,953	$991,068	$160,194	$104,465
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	100,055	—	—	—
Shares created	297	100,128	15,238	10,031
Shares redeemed	(165)	(73)	—	—
Shares outstanding, end of period	100,187	100,055	15,238	10,031

*  Commencement of operations.

See Notes to Financial Statements.

WisdomTree Digital Trust    43

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Siegel Moderate Digital Fund	WisdomTree 500 Digital Fund		WisdomTree Technology and Innovation 100 Digital Fund
	For the Period December 6, 2023* through December 31, 2023 (unaudited)	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$533	$22,259	$19,794	$9,307	$6,566
Net realized gain (loss) on investments	(23)	(4,875)	(2,206)	116,602	11,118
Net increase in unrealized appreciation/depreciation on investments	3,878	224,686	348,803	213,643	656,011
Net increase in net assets resulting from operations	4,388	242,070	366,391	339,552	673,695
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(504)	(22,226)	(19,304)	(134,406)	—
Tax return of capital	—	—	(253)	—	—
Total distributions to shareholders	(504)	(22,226)	(19,557)	(134,406)	—
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	100,324	14,044	2,501,136	15,612	2,001,357
Cost of shares redeemed	—	(1,124)	(882)	(770)	(1,349)
Net increase in net assets resulting from capital share transactions	100,324	12,920	2,500,254	14,842	2,000,008
Net Increase in Net Assets	104,208	232,764	2,847,088	219,988	2,673,703
NET ASSETS:
Beginning of period	$—	$2,847,088	$—	$2,673,703	$—
End of period	$104,208	$3,079,852	$2,847,088	$2,893,691	$2,673,703
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	—	250,024	—	200,004	—
Shares created	10,031	1,230	250,106	1,129	200,122
Shares redeemed	—	(98)	(82)	(57)	(118)
Shares outstanding, end of period	10,031	251,156	250,024	201,076	200,004

*  Commencement of operations.

See Notes to Financial Statements.

44    WisdomTree Digital Trust

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree 3-7 Year Treasury Digital Fund		WisdomTree 7-10 Year Treasury Digital Fund		WisdomTree Floating Rate Treasury Digital Fund
	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$17,567	$15,665	$16,899	$14,968	$30,769	$22,018
Net realized loss on investments	(3,144)	(1,863)	(3,582)	(5,172)	(52)	—
Net increase (decrease) in unrealized appreciation/depreciation on investments	15,643	(26,724)	2,282	(31,443)	(970)	311
Net increase (decrease) in net assets resulting from operations	30,066	(12,922)	15,599	(21,647)	29,747	22,329
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(18,231)	(15,000)	(17,537)	(14,332)	(31,757)	(21,032)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	849	1,000,525	1,095	1,002,666	181,701	1,001,476
Cost of shares redeemed	—	(571)	(24)	(2,636)	(28,982)	(592)
Net increase in net assets resulting from capital share transactions	849	999,954	1,071	1,000,030	152,719	1,000,884
Net Increase (Decrease) in Net Assets	12,684	972,032	(867)	964,051	150,709	1,002,181
NET ASSETS:
Beginning of period	$972,032	$—	$964,051	$—	$1,002,181	$—
End of period	$984,716	$972,032	$963,184	$964,051	$1,152,890	$1,002,181
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	100,000	—	100,003	—	1,000,883	—
Shares created	88	100,058	115	100,273	180,487	1,001,471
Shares redeemed	—	(58)	(3)	(270)	(28,795)	(588)
Shares outstanding, end of period	100,088	100,000	100,115	100,003	1,152,575	1,000,883

*  Commencement of operations.

See Notes to Financial Statements.

WisdomTree Digital Trust    45

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Long-Term Treasury Digital Fund		WisdomTree Short-Term Treasury Digital Fund		WisdomTree TIPS Digital Fund
	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023	For the Six Months Ended December 31, 2023 (unaudited)	For the Period December 14, 2022* through June 30, 2023	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$17,943	$16,083	$21,574	$22,592	$23,222	$25,319
Net realized gain (loss) on investments	(957)	(3,115)	(264)	(552)	—	40
Net increase (decrease) in unrealized appreciation/depreciation on investments	(32,816)	(50,289)	10,321	(14,257)	(8,457)	(24,990)
Net increase (decrease) in net assets resulting from operations	(15,830)	(37,321)	31,631	7,783	14,765	369
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(18,618)	(15,408)	(22,424)	(21,821)	(24,827)	(23,838)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	991	1,000,548	94,544	901,336	1,160	1,000,971
Cost of shares redeemed	(119)	(496)	(16,826)	(1,229)	(50)	(941)
Net increase in net assets resulting from capital share transactions	872	1,000,052	77,718	900,107	1,110	1,000,030
Net Increase (Decrease) in Net Assets	(33,576)	947,323	86,925	886,069	(8,952)	976,561
NET ASSETS:
Beginning of period	$947,323	$—	$986,069	$100,000[1]	$976,561	$—
End of period	$913,747	$947,323	$1,072,994	$986,069	$967,609	$976,561
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	100,005	—	1,000,102	100,000[1]	100,003	—
Shares created	109	100,057	95,642	901,334	119	100,098
Shares redeemed	(14)	(52)	(16,944)	(1,232)	(5)	(95)
Shares outstanding, end of period	100,100	100,005	1,078,800	1,000,102	100,117	100,003

*  Commencement of operations.

1Includes activity from July 13, 2022 in connection with the organization of the Fund, in which WisdomTree Inc. (formerly, WisdomTree Investments, Inc.), the ultimate parent company of the Fund’s Adviser, WisdomTree Digital Management, Inc., contributed $100,000 in exchange for 100,000 shares of the Fund.

See Notes to Financial Statements.

46    WisdomTree Digital Trust

Statements of Changes in Net Assets (concluded) WisdomTree Digital Trust
WisdomTree Government Money Market Digital Fund
For the Period November 7, 2023* through December 31, 2023 (unaudited)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$17,382
Net realized gain on investments	85
Net increase in net assets resulting from operations	17,467
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(17,382)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,020,578
Distributions reinvested	17,382
Cost of shares redeemed	(4,014,281)
Net increase in net assets resulting from capital share transactions	5,023,679
Net Increase in Net Assets	5,023,764
NET ASSETS:
Beginning of period	$—
End of period	$5,023,764
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	—
Shares created	9,020,578
Shares reinvested	17,382
Shares redeemed	(4,014,281)
Shares outstanding, end of period	5,023,679

*  Commencement of operations.

See Notes to Financial Statements.

WisdomTree Digital Trust    47

Financial Highlights WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Short-Duration Income Digital Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.91	$10.00
Investment operations:
Net investment income[1]	0.21	0.18
Net realized and unrealized gain (loss)	0.18	(0.13)
Total from investment operations	0.39	0.05
Dividends to shareholders:
Net investment income	(0.24)	(0.14)
Net asset value, end of period	$10.06	$9.91
TOTAL RETURN[2]	3.95%	0.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,008	$991
Ratios to average net assets[3] of:
Expenses	0.15%[4]	0.15%[4]
Net investment income	4.18%[4]	4.00%[4]
Portfolio turnover rate[5]	12%	3%
WisdomTree Siegel Global Equity Digital Fund	For the Period December 6, 2023* through December 31, 2023 (unaudited)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.06
Net realized and unrealized gain	0.49
Total from investment operations	0.55
Dividends to shareholders:
Net investment income	(0.04)
Net asset value, end of period	$10.51
TOTAL RETURN[2]	5.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$160
Ratios to average net assets[3] of:
Expenses	0.15%[4]
Net investment income	8.11%[4]
Portfolio turnover rate[5]	0%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3    The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

4    Annualized.

5    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

48    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Siegel Longevity Digital Fund	For the Period December 6, 2023* through December 31, 2023 (unaudited)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.06
Net realized and unrealized gain	0.40
Total from investment operations	0.46
Dividends to shareholders:
Net investment income	(0.05)
Net asset value, end of period	$10.41
TOTAL RETURN[2]	4.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$104
Ratios to average net assets[3] of:
Expenses	0.15%[4]
Net investment income	7.91%[4]
Portfolio turnover rate[5]	0%[6]
WisdomTree Siegel Moderate Digital Fund	For the Period December 6, 2023* through December 31, 2023 (unaudited)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.05
Net realized and unrealized gain	0.39
Total from investment operations	0.44
Dividends to shareholders:
Net investment income	(0.05)
Net asset value, end of period	$10.39
TOTAL RETURN[2]	4.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$104
Ratios to average net assets[3] of:
Expenses	0.15%[4]
Net investment income	7.32%[4]
Portfolio turnover rate[5]	48%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3    The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

4    Annualized.

5    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6    Amount represents less than 1%.
See Notes to Financial Statements.

WisdomTree Digital Trust    49

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 500 Digital Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$11.39	$10.00
Investment operations:
Net investment income[1]	0.09	0.08
Net realized and unrealized gain	0.87	1.39
Total from investment operations	0.96	1.47
Dividends and distributions to shareholders:
Net investment income	(0.09)	(0.08)
Tax return of capital	—	(0.00)[2]
Total dividends and distributions to shareholders	(0.09)	(0.08)
Net asset value, end of period	$12.26	$11.39
TOTAL RETURN[3]	8.45%	14.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,080	$2,847
Ratios to average net assets of:
Expenses	0.05%[4]	0.01%[4,5]
Net investment income	1.54%[4]	1.68%[4]
Portfolio turnover rate[6]	3%	1%
WisdomTree Technology and Innovation 100 Digital Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$13.37	$10.00
Investment operations:
Net investment income[1]	0.05	0.03
Net realized and unrealized gain	1.64	3.34
Total from investment operations	1.69	3.37
Dividends and distributions to shareholders:
Net investment income	(0.08)	—
Capital gains	(0.59)	—
Total dividends and distributions to shareholders	(0.67)	—
Net asset value, end of period	$14.39	$13.37
TOTAL RETURN[3]	12.86%	33.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,894	$2,674
Ratios to average net assets of:
Expenses	0.10%[4]	0.10%[4]
Net investment income	0.67%[4]	0.64%[4]
Portfolio turnover rate[6]	15%	1%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Amount represents less than $0.005.

3    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4    Annualized.

5    Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

50    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 3-7 Year Treasury Digital Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.72	$10.00
Investment operations:
Net investment income[1]	0.18	0.16
Net realized and unrealized gain (loss)	0.12	(0.29)
Total from investment operations	0.30	(0.13)
Dividends to shareholders:
Net investment income	(0.18)	(0.15)
Net asset value, end of period	$9.84	$9.72
TOTAL RETURN[2]	3.15%	(1.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$985	$972
Ratios to average net assets of:
Expenses	0.05%[3]	0.01%[3,4]
Net investment income	3.61%[3]	3.54%[3]
Portfolio turnover rate[5]	34%	13%
WisdomTree 7-10 Year Treasury Digital Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.64	$10.00
Investment operations:
Net investment income[1]	0.17	0.15
Net realized and unrealized loss	(0.01)	(0.37)
Total from investment operations	0.16	(0.22)
Dividends to shareholders:
Net investment income	(0.18)	(0.14)
Net asset value, end of period	$9.62	$9.64
TOTAL RETURN[2]	1.66%	(2.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$963	$964
Ratios to average net assets of:
Expenses	0.05%[3]	0.01%[3,4]
Net investment income	3.59%[3]	3.41%[3]
Portfolio turnover rate[5]	12%	16%

*    Commencement of operations.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

5Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust    51

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Floating Rate Treasury Digital Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$1.00	$1.00
Investment operations:
Net investment income[1]	0.03	0.02
Net realized and unrealized gain (loss)	(0.00)[2]	0.00[2]
Total from investment operations	0.03	0.02
Dividends to shareholders:
Net investment income	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00
TOTAL RETURN[3]	2.65%	2.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,153	$1,002
Ratios to average net assets of:
Expenses	0.05%[4]	0.01%[4,5]
Net investment income	5.38%[4]	4.90%[4]
Portfolio turnover rate[6]	5%	0%
WisdomTree Long-Term Treasury Digital Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.47	$10.00
Investment operations:
Net investment income[1]	0.18	0.16
Net realized and unrealized loss	(0.33)	(0.54)
Total from investment operations	(0.15)	(0.38)
Dividends to shareholders:
Net investment income	(0.19)	(0.15)
Net asset value, end of period	$9.13	$9.47
TOTAL RETURN[3]	(1.50)%	(3.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$914	$947
Ratios to average net assets of:
Expenses	0.05%[4]	0.01%[4,5]
Net investment income	4.13%[4]	3.74%[4]
Portfolio turnover rate[6]	2%	8%

*    Commencement of operations.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

52    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Short-Term Treasury Digital Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Period December 14, 2022* through June 30, 2023
Net asset value, beginning of period	$0.99	$1.00
Investment operations:
Net investment income[1]	0.02	0.02
Net realized and unrealized gain (loss)	0.00[2]	(0.01)
Total from investment operations	0.02	0.01
Dividends to shareholders:
Net investment income	(0.02)	(0.02)
Net asset value, end of period	$0.99	$0.99
TOTAL RETURN[3]	3.00%	0.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,073	$986
Ratios to average net assets of:
Expenses	0.05%[4]	0.01%[4,5]
Net investment income	4.07%[4]	4.14%[4]
Portfolio turnover rate[6]	96%	30%
WisdomTree TIPS Digital Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.77	$10.00
Investment operations:
Net investment income[1]	0.23	0.25
Net realized and unrealized loss	(0.09)	(0.24)
Total from investment operations	0.14	0.01
Dividends and distributions to shareholders:
Net investment income	(0.25)	(0.24)
Capital gains	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.25)	(0.24)
Net asset value, end of period	$9.66	$9.77
TOTAL RETURN[3]	1.47%	0.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$968	$977
Ratios to average net assets of:
Expenses	0.05%[4]	0.01%[4,5]
Net investment income	4.82%[4]	5.67%[4]
Portfolio turnover rate[6]	0%	38%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Amount represents less than $0.005.

3    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4    Annualized.

5    Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust    53

Financial Highlights (concluded) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Government Money Market Digital Fund	For the Period November 7, 2023* through December 31, 2023 (unaudited)
Net asset value, beginning of period	$1.00
Investment operations:
Net investment income	0.01
Net realized gain	0.00[1]
Total from investment operations	0.01
Dividends to shareholders:
Net investment income	(0.01)
Net asset value, end of period	$1.00
TOTAL RETURN[2]	0.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,024
Ratios to average net assets of:
Expenses	0.25%[3]
Net investment income	5.16%[3]

*    Commencement of operations.

1    Amount represents less than $0.005.

2    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3    Annualized.

See Notes to Financial Statements.

54    WisdomTree Digital Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Digital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on April 19, 2021 and is authorized to have multiple series or portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Short-Duration Income Digital Fund (“Short-Duration Income Digital Fund”)	January 19, 2023
WisdomTree Siegel Global Equity Digital Fund (“Siegel Global Equity Digital Fund”)	December 6, 2023
WisdomTree Siegel Longevity Digital Fund (“Siegel Longevity Digital Fund”)	December 6, 2023
WisdomTree Siegel Moderate Digital Fund (“Siegel Moderate Digital Fund”)	December 6, 2023
WisdomTree 500 Digital Fund (“500 Digital Fund”)	January 19, 2023
WisdomTree Technology and Innovation 100 Digital Fund (“Technology and Innovation 100 Digital Fund”)	January 19, 2023
WisdomTree 3-7 Year Treasury Digital Fund (“3-7 Year Treasury Digital Fund”)	January 19, 2023
WisdomTree 7-10 Year Treasury Digital Fund (“7-10 Year Treasury Digital Fund”)	January 19, 2023
WisdomTree Floating Rate Treasury Digital Fund (“Floating Rate Treasury Digital Fund”)	January 19, 2023
WisdomTree Long-Term Treasury Digital Fund (“Long-Term Treasury Digital Fund”)	January 19, 2023
WisdomTree Short-Term Treasury Digital Fund (“Short-Term Treasury Digital Fund”)	December 14, 2022
WisdomTree TIPS Digital Fund (“TIPS Digital Fund”)	January 19, 2023
WisdomTree Government Money Market Digital Fund (“Government Money Market Digital Fund”)	November 7, 2023

Each Fund, except the Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, Siegel Moderate Digital Fund and Government Money Market Digital Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Digital Management, Inc. (“WTDM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein, except the Technology and Innovation 100 Digital Fund, is considered to be diversified as defined under the 1940 Act. The Technology and Innovation 100 Digital Fund is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces

WisdomTree Digital Trust    55

Notes to Financial Statements (unaudited) (continued)

an early closing time. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. The Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, and Siegel Moderate Digital Fund invest in exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale price or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTDM, the Board has appointed WTDM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTDM has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTDM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before each Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Government Money Market Digital Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment valuation and dividend/distribution policies in an attempt to enable it to do so. Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Government Money Market Digital Fund has adopted a policy to operate as a government money market fund. Under Rule 2a-7, a government money market fund invests substantially all of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a government money market fund, the Government Money Market Digital Fund values its investments at amortized cost unless the Valuation Designee determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or

56    WisdomTree Digital Trust

Notes to Financial Statements (unaudited) (continued)

events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuation according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months or period ended December 31, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. In addition, the Funds generally will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance

WisdomTree Digital Trust    57

Notes to Financial Statements (unaudited) (continued)

with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The Government Money Market Digital Fund declares dividends of net investment income daily and reinvests dividends monthly in full and fractional additional shares of the Fund.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

WisdomTree Digital Management, Inc. (the “Adviser”) is the investment adviser and has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for each Fund. The Adviser has arranged for Voya Investment Management Co., LLC (“Voya”) to provide sub-advisory services to the 3-7 Year Treasury Digital Fund, 7-10 Year Treasury Digital Fund, Floating Rate Treasury Digital Fund, Long-Term Treasury Digital Fund, Short-Term Treasury Digital Fund, TIPS Digital Fund, and Government Money Market Digital Fund. The Adviser has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, Siegel Moderate Digital Fund, 500 Digital Fund, and Technology and Innovation 100 Digital Fund. Voya and Mellon are compensated by the Adviser at no additional cost to the Funds. The Adviser also arranges for transfer agency, custody, fund accounting, fund administration and all other related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust, on behalf of the Funds, and the applicable service provider. Under the investment advisory agreement for the Funds, the Adviser has agreed to pay generally all expenses of the Funds, subject to certain exceptions described in Note 4.

The advisory agreement between the Funds and the Adviser provides for an annual fee equal to a percentage of each Fund’s average daily net assets as shown in the table below:

Fund	Advisory Fee Rate
Short-Duration Income Digital Fund	0.15%
Siegel Global Equity Digital Fund	0.15%
Siegel Longevity Digital Fund	0.15%
Siegel Moderate Digital Fund	0.15%
500 Digital Fund	0.05%
Technology and Innovation 100 Digital Fund	0.10%
3-7 Year Treasury Digital Fund	0.05%
7-10 Year Treasury Digital Fund	0.05%
Floating Rate Treasury Digital Fund	0.05%
Long-Term Treasury Digital Fund	0.05%
Short-Term Treasury Digital Fund	0.05%
TIPS Digital Fund	0.05%
Government Money Market Digital Fund	0.25%

During the fiscal period ended December 31, 2023, WisdomTree made Fund contributions in exchange for Fund shares as shown in the table below:

Fund	Contribution Date	Contribution Amount	Fund Shares
Siegel Global Equity Digital Fund	December 6, 2023	$100,000	10,000
Siegel Longevity Digital Fund	December 6, 2023	100,000	10,000
Siegel Moderate Digital Fund	December 6, 2023	100,000	10,000
Government Money Market Digital Fund	November 7, 2023	1,000,000	1,000,000
	December 15, 2023	4,000,000	4,000,000

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Notes to Financial Statements (unaudited) (continued)

WTDM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months or period ended December 31, 2023, WT held shares of and received distributions from the following Funds:

Fund	At December 31, 2023		For the fiscal period ended December 31, 2023
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Short-Duration Income Digital Fund	100,000	$1,006,000	$23,752
Siegel Global Equity Digital Fund[1]	10,000	105,100	392
Siegel Longevity Digital Fund[1]	10,000	104,100	518
Siegel Moderate Digital Fund[1]	10,000	103,900	502
500 Digital Fund	250,000	3,065,000	22,140
Technology and Innovation 100 Digital Fund	200,000	2,878,000	133,688
3-7 Year Treasury Digital Fund	100,000	984,000	18,216
7-10 Year Treasury Digital Fund	100,000	962,000	17,519
Floating Rate Treasury Digital Fund	1,000,000	1,000,000	27,331
Long-Term Treasury Digital Fund	100,000	913,000	18,601
Short-Term Treasury Digital Fund	1,000,000	990,000	20,691
TIPS Digital Fund	100,000	966,000	24,799
Government Money Market Digital Fund[2]	5,003,376	5,003,376	3,376
[1] For the period December 6, 2023 (commencement of operations) through December 31, 2023.
[2] For the period November 7, 2023 (commencement of operations) through December 31, 2023.

4. EXPENSES, ORGANIZATION AND OFFERING COSTS

Under the investment advisory agreement in accordance with the unitary fee structure, the Adviser has agreed to pay all of the Funds’ organization costs and all of the Funds’ offering costs. Additionally, the Adviser has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the trustees of the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (the “Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees, (v) compensation and expenses of the Trust’s chief compliance officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; (x) fees and expenses under any separate fund services agreement entered into between the Adviser or its affiliates and the Trust or any Fund; and (xi) the advisory fee, if any, payable to the Adviser. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Trust and are not paid by the Adviser. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the investment advisory agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

Pursuant to a separate contractual arrangement, WTDM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. As compensation for providing such services, each Fund shall initially pay a fee (“Service fee”) to WTDM at an annual rate of 0.0000% of its average daily net assets. Such Service fee may be increased upon approval by a majority of the Board of Trustees and, if such approval is provided, only after at least sixty (60) days’ prior notice of such approved fee shall have been provided to the Funds’ shareholders. The Service fee, if any, is shown on the Statements of Operations in “Service fees”. WTDM provides CCO services to the Trust.

5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2023, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Transactions in shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets. WisdomTree Transfers, the Funds’ transfer agent, maintains the official record of share ownership in book-entry form.

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Notes to Financial Statements (unaudited) (continued)

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales from short-term investments) for the six months or period ended December 31, 2023 are shown in the following table.

Fund	Non-U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Short-Duration Income Digital Fund	$122,428	$123,093	$—	$—
Siegel Global Equity Digital Fund[1]	154,441	—	—	—
Siegel Longevity Digital Fund[1]	100,481	147	—	—
Siegel Moderate Digital Fund[1]	150,574	50,305	—	—
500 Digital Fund	104,097	89,014	—	—
Technology and Innovation 100 Digital Fund	425,758	528,517	—	—
3-7 Year Treasury Digital Fund	—	—	323,054	351,438
7-10 Year Treasury Digital Fund	—	—	108,034	107,465
Floating Rate Treasury Digital Fund	—	—	523,866	34,968
Long-Term Treasury Digital Fund	—	—	13,605	13,269
Short-Term Treasury Digital Fund	—	—	1,036,992	980,740
TIPS Digital Fund	—	—	19,496	—
Government Money Market Digital Fund[2]	—	—	—	—
[1] For the period December 6, 2023 (commencement of operations) through December 31, 2023.
[2] For the period November 7, 2023 (commencement of operations) through December 31, 2023.

7. FEDERAL INCOME TAXES

At December 31, 2023, the cost of investments for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Income Digital Fund	$1,002,062	$6,528	$(1,025)	$5,503
Siegel Global Equity Digital Fund	154,441	5,661	—	5,661
Siegel Longevity Digital Fund	100,335	4,084	—	4,084
Siegel Moderate Digital Fund	100,245	3,886	(8)	3,878
500 Digital Fund	2,504,114	651,249	(79,551)	571,698
Technology and Innovation 100 Digital Fund	2,022,312	889,719	(20,065)	869,654
3-7 Year Treasury Digital Fund	965,223	2,073	(13,154)	(11,081)
7-10 Year Treasury Digital Fund	985,176	2,302	(31,463)	(29,161)
Floating Rate Treasury Digital Fund	1,145,817	—	(659)	(659)
Long-Term Treasury Digital Fund	986,714	362	(83,467)	(83,105)
Short-Term Treasury Digital Fund	1,052,682	1,224	(5,160)	(3,936)
TIPS Digital Fund	982,550	—	(33,447)	(33,447)
Government Money Market Digital Fund	5,007,336	—	—	—

8. Recent Accounting Pronouncement

In July 2023, the SEC recently adopted changes to the rules that govern money market funds (the “Amendments”). Among other things, these Amendments will increase minimum liquidity requirements for taxable money market funds, remove the ability for money market funds to impose redemption gates and apply a liquidity fee framework in its place. Retail and government money market funds are not subject to the liquidity fee framework. The Amendments were effective on October 2, 2023 with tiered compliance dates. WTDM has evaluated the Amendments and determined that there is no significant impact on the Government Money Market Digital Fund’s financial statements.
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Notes to Financial Statements (unaudited) (concluded)

9. ADDITIONAL INFORMATION

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact Fund performance or impair a Fund’s ability to achieve its investment objective.

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

*    *    *    *    *    *

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. On August 1, 2023, Fitch Ratings, Inc. downgraded its U.S. debt rating from the highest AAA rating to AA+, citing “a high and growing general government debt burden, and the erosion of governance relative to ‘AA’ and ‘AAA’ rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions. The impacts, if any, of the downgrade on financial markets are unknown at this time. The downgrade has potential market impacts, including but not limited to, steep stock market declines and rising bond yields.

WisdomTree Digital Trust    61

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements for the WisdomTree Siegel Global Equity Digital Fund; WisdomTree Siegel Longevity Digital Fund; and WisdomTree Siegel Moderate Digital Fund

At a meeting held on March 24, 2023 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of WisdomTree Digital Trust (the “Trust”), including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust, on behalf of the WisdomTree Siegel Global Equity Digital Fund; WisdomTree Siegel Longevity Digital Fund; and WisdomTree Siegel Moderate Digital Fund (each, a “Fund” and collectively, the “Funds”), and the WisdomTree Digital Management, Inc. (“WisdomTree” or the “Adviser”) (the “Advisory Agreement”) and the Investment Sub-advisory Agreement between WisdomTree and Mellon Investments Corporation (“Mellon”) (“Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”) with respect to each applicable Fund.

In considering the Advisory Agreement and the Sub-Advisory Agreement with respect to each of the Funds, the Board requested and received in advance of the meeting a variety of materials that the Board determined to be reasonably necessary to evaluate each of the Agreements, relating to the Funds, the Adviser and the Sub-Adviser. The Board reviewed and discussed the response materials provided by the Adviser and the Sub-Adviser in support of the consideration of each of the Agreements. The Independent Trustees separately met with independent legal counsel to review and discuss the response materials provided by the Adviser and Sub-Adviser in support of the consideration of the Advisory and Sub-Advisory Agreements, respectively, in advance of the Meeting.

At the Meeting, the Independent Trustees reported that they had previously met with independent legal counsel in executive session without the presence of any WisdomTree personnel. The Board reported on WisdomTree’s and Mellon’s presentation at the Meeting highlighting that the WisdomTree and the Mellon representatives, each had responded to relevant questions throughout. The Board noted the extensive discussions among the Board members, as well as the Independent Trustees having had met with independent counsel prior to the Meeting and in executive session at the Meeting, regarding their review of the response materials, and concluded that such discussions have left the Board satisfied that WisdomTree and Mellon had provided detailed responses to the requests for information to allow for an informed decision regarding the initial approval of each of the Advisory Agreement and the Sub-Advisory Agreement. The Board reported their conclusion that the initial approval of the Advisory Agreement and Sub-Advisory Agreements should enable each applicable Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board stated that prudent exercise of judgment warranted the approval of the Advisory Agreement and Sub-Advisory Agreements. It also was noted that the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. Upon consideration of these and other factors, the Board also determined:

Nature, extent, and quality of services.

With respect to the Advisory and Sub-Advisory Agreements, the Board reviewed the strength and commitment of the Adviser, the Sub-Adviser and the relevant key investment professionals of the Funds, the cost structure of the Adviser and the Sub-Adviser, and the financial, risk management and compliance controls employed by each of the Adviser and the Sub-Adviser. The Board also took into consideration the contractual commitment of Adviser’s parent company, WisdomTree Investments, Inc., to financially support the Adviser and to cover the Adviser’s liabilities as necessary. The Board evaluated the Adviser’s and the Sub-Adviser’s services, their focus on the investment process, and the steps the Adviser and the Sub-Adviser, each has taken to ensure that each applicable Fund will be managed with the support of highly dedicated and experienced investment professionals. The Board also noted the experience, background, and reputation of each Fund’s portfolio management team. The Trustees discussed the ability of the Adviser and the Sub-Adviser to manage each Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services to be provided by the Adviser and/or the Sub-Adviser to each Fund that are necessary for the operation of that Fund. Additionally, the Trustees considered that the Adviser would be responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision and coordination of the services to be provided by the relevant Sub-Adviser, and also would be responsible for monitoring and reviewing the activities of the Sub-Adviser and other third-party service providers. The Board further considered the Adviser’s knowledge, experience and ability to oversee service providers both generally and with respect to the Funds’ transfer agent that will utilize new blockchain technology in its operations. The Board concluded that the nature, extent and quality of the management and advisory service to be provided are necessary and appropriate and that the Adviser and Sub-Adviser may reasonably be expected to each provide a high quality of service under the Agreements.

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Investment performance.

The Board took into consideration the fact that the Funds had not launched yet and therefore no performance information could be provided for their consideration. Additionally, the Board also took into consideration that both the Adviser and the Sub-Adviser did not manage any comparable mandates. The Board next noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Adviser. The Board was mindful of the Adviser’s focus the Sub-Adviser’s performance. The Board also reviewed fee rates and expense ratio of peer group funds not advised by WisdomTree against those of the Funds. The Board took into consideration that it would receive ongoing performance reports thereafter showing variability of returns.

Fees and expenses.

The Board next reviewed information provided by the Adviser and Sub-Adviser regarding each Fund’s advisory fee and sub-advisory fee, respectively. They reviewed comparative information regarding fees for similar funds. The Board observed that as compared to similar funds, the advisory fee showed each Fund fell below or at the lower end of the range of the advisory fees of similar funds. The Board also acknowledged that the fee arrangements in the Advisory Agreement had standard carveouts for unitary fee arrangements noting that the Adviser would have a separate services agreement with the Trust that would cover non-advisory administrative services. The Board observed that the Funds’ anticipated advisory fees were each below the peer group median aside from the WisdomTree Siegel Global Equity Digital Fund whose anticipated advisory fee was at the peer group median. Additionally, the Board took into consideration that the Adviser, and not the Funds, would be responsible for paying the sub-advisory fees and that such fees are the result of an arm’s length negotiations with the Sub-Adviser. The Board also noted that the Adviser will be obligated to pay all expense of the Funds (except certain enumerated and extraordinary expenses), in addition to the Sub-Advisory fees. The Board further noted that the Sub-Advisory Agreement includes fee schedules that reduce the sub-advisory fees as assets increase. The Board noted that any such reduction in sub-advisory fees rates would be to the benefit of the Adviser, as the Adviser, and not the Funds, is responsible for paying the sub-advisory fees. The Board also considered the commitment by WisdomTree Investments, Inc., parent of the Adviser, to extend its commitment of financial support to the Adviser as it relates to the payment of fees of the Funds for an additional year. The Board also took into account management’s discussion of the Fund’s anticipated expenses. The Board concluded that the advisory fees to be paid by each Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to each Fund under the Advisory Agreement.

Profitability/Fall out benefits.

The Board also considered information provided by the Adviser regarding the anticipated cost in providing services to the Funds, and the benefits to the Adviser from its relationship to the Funds. They reviewed and considered the Adviser’s representations regarding the assumptions and methods of allocating certain costs in the provision of advisory and other services. The Board also took into account the significant investment by and cost to the Adviser regarding investment management infrastructure to support the Funds and other support for investors.

The Board also considered potential “fall-out” or ancillary benefits to the Adviser and Sub-Adviser as a result of their relationship with the Funds. The Board observed that the Adviser anticipates that its affiliate, a registered broker-dealer, will receive transaction fees for acting as a mutual fund retailer with respect to the Funds. Additionally, the Adviser’s affiliates are focused on launching a new direct-to-consumer channel via a mobile phone application named “WisdomTree Prime,” which may benefit from any positive promotional results or visibility of the Funds, among other benefits. The Board further noted that Adviser and Sub-Adviser may benefit from being associated with the Funds. The Board concluded that any potential benefits derived by the Adviser and Sub-Adviser from their relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Funds and investors therein, and are consistent with industry practice and the best interests of each Fund and their shareholders.

Economies of scale.

The Board then considered whether there would be economies of scale with respect to the management of the Funds, and whether the fee rates were reasonable in relation to the Funds’ projected asset levels and any economies of scale that may exist. The Board observed that the Funds do not have breakpoints in its advisory fee structure, however, the Board also took into account that consideration was given to, among other factors, the significant entrepreneurial risk and financial losses expected to be incurred by the Adviser in maintaining such Funds until they achieve the asset growth necessary to achieve profitability. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement do include asset level breakpoints as a means by which the Adviser would share in the benefits of potential economies of scale as the Funds’ assets grow. The Board also noted that while certain other funds do include breakpoints in their fee structures, the vast majority of other funds in the Funds’ peer groups do not include

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

breakpoints. The Board also noted that breakpoints are not the exclusive means of sharing potential economies of scale. The Board further noted that it will have the opportunity to periodically re-examine whether the Funds have achieved economies of scale, as well as the appropriateness of the Adviser’s advisory fee and the appropriateness of the sub-advisory fees payable to the Sub-Adviser. The Board concluded that the Funds will benefit from the investments made by the Adviser including the Adviser’s obligation to pay all expense of the Funds (except certain enumerated and extraordinary expenses).

The Board noted that they were satisfied with the completeness of the information presented at the Meeting, and concluded that they had been provided with appropriately sufficient information to consider the approval of the Agreements. Taking into account all of the information received by the Board, the evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, agreed that in consideration of all the information provided, in light of a weighing and balancing of all factors reviewed, and in the exercise of the Trustees’ business judgment, in their totality and without any one factor being dispositive, approving the Agreements was in the best interest of each Fund and its Shareholders.

*    *    *    *    *    *    *

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements for the WisdomTree Government Money Market Digital Fund

At a meeting held on October 20, 2023 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of WisdomTree Digital Trust (the “Trust”), including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust, on behalf of the WisdomTree Government Money Market Digital Fund (the “Fund”), and the WisdomTree Digital Management, Inc. (“WisdomTree” or the “Adviser”) (the “Advisory Agreement”) and the Investment Sub-advisory Agreement between WisdomTree and Voya Investment Management Co., LLC (“Voya”) (“Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”) with respect to the Fund.

In considering the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund, the Board requested and received in advance of the meeting a variety of materials that the Board determined to be reasonably necessary to evaluate each of the Agreements, relating to the Fund, the Adviser and the Sub-Adviser. The Board reviewed and discussed the response materials provided by the Adviser and the Sub-Adviser in support of the consideration of each of the Agreements. The Independent Trustees separately met with independent legal counsel to review and discuss the response materials provided by the Adviser and Sub-Adviser in support of the consideration of the Advisory and Sub-Advisory Agreements, respectively, in advance of the Meeting.

At the Meeting, the Independent Trustees reported that they had previously met with independent legal counsel in executive session without the presence of any WisdomTree personnel. The Board noted that each of WisdomTree and Voya had made a presentation at the Meeting regarding the Fund and their proposed respective services with respect to the Fund, highlighting that the WisdomTree and the Voya representatives each had responded to relevant questions throughout. The Board noted the extensive discussions among the Board members, as well as the Independent Trustees having had met with independent counsel prior to the Meeting and in executive session at the Meeting, regarding their review of the response materials, and concluded that such discussions have left the Board satisfied that WisdomTree and Voya had provided detailed responses to the requests for information sufficient to allow for an informed decision regarding the initial approval of each of the Advisory Agreement and the Sub-Advisory Agreement by the Board. The Board reported their conclusion that the initial approval of the Advisory Agreement and Sub-Advisory Agreements should enable the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. It also was noted that the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. Upon consideration of these and other factors, the Board also determined:

Nature, extent, and quality of services.

With respect to the Advisory and Sub-Advisory Agreements, the Board reviewed the strength and commitment of the Adviser, the Sub-Adviser and the relevant key investment professionals of the Fund, the cost structure of the Adviser and the Sub-Adviser, and the financial, risk management and compliance controls to be employed by each of the Adviser and the Sub-Adviser. The Board also took into consideration the contractual commitment of Adviser’s parent company, WisdomTree Investments, Inc., to financially support the Adviser and to cover the Adviser’s liabilities with respect to the Fund as necessary. The Board evaluated the Adviser’s and the Sub-Adviser’s services, their focus on the investment process, and the steps the Adviser and the Sub-Adviser, each has taken to provide that the Fund will be managed with the support of highly dedicated and experienced investment professionals. The Board also noted the experience, background, and reputation of the Fund’s portfolio management team noting their knowledge and experience in managing similar funds. The Trustees discussed the ability of the Adviser and the Sub-Adviser to manage the

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services to be provided by the Adviser and/or the Sub-Adviser to the Fund that are necessary for the operation of the Fund. Additionally, the Trustees considered that the Adviser would be responsible for the management of the day-to-day operations of the Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Sub-Adviser, and also would be responsible for monitoring and reviewing the activities of the Sub-Adviser and other third-party service providers. The Board further considered the Adviser’s knowledge, experience and ability to oversee service providers both generally and with respect to the Fund’s transfer agent that will utilize new blockchain technology in its operations. The Board concluded that the nature, extent and quality of the management and advisory service to be provided are necessary and appropriate and that the Adviser and Sub-Adviser may reasonably be expected to provide a high quality of service under the Agreements.

Investment performance.

The Board took into consideration the fact that the Fund had not launched yet and therefore no performance information could be provided for their consideration. The Board noted that while the Adviser has not previously managed any comparable mandates, that the Sub-Adviser has a long history of successfully managing comparable money market fund mandates. Further, the Board noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Adviser. The Board took into consideration that it would receive ongoing performance reports thereafter showing variability of returns, and noted that the Adviser would be focus on the Sub-Adviser’s performance.

Fees and expenses.

The Board next reviewed information provided by the Adviser and Sub-Adviser regarding the Fund’s proposed advisory fee and sub-advisory fee, respectively. They reviewed comparative information regarding fees for similar funds. The Board observed that as compared to similar funds, the advisory fee showed the Fund was above the median range of the advisory fees of similar funds; however, that unlike such comparable funds the proposed advisory fee was a unitary fee pursuant to which the Adviser would pay all expenses of the Fund (except certain enumerated and extraordinary expenses), including the sub-advisory fee. The Board also acknowledged that the fee arrangements in the Advisory Agreement had standard carveouts for unitary fee arrangements noting that the Adviser would have a separate services agreement with the Trust that would cover non-advisory administrative services. Additionally, the Board took into consideration that based on the unitary nature of the fee structure the Adviser, and not the Fund, would be responsible for paying the sub-advisory fees and that such fees are the result of an arm’s length negotiations with the Sub-Adviser. The Board further noted that the Sub-Advisory Agreement includes fee schedules that reduce the sub-advisory fees as assets increase. The Board noted that any such reduction in sub-advisory fees rates would be to the benefit of the Adviser, as the Adviser, and not the Fund, is responsible for paying the sub-advisory fees. The Board also considered the commitment by WisdomTree Investments, Inc., parent of the Adviser, to extend its commitment of financial support to the Adviser as it relates to the payment of fees of the Fund at least through June 30, 2024. The Board also took into account management’s discussion of the Fund’s anticipated expenses. The Board also reviewed fee rates and expense ratio of peer group funds not advised by WisdomTree against those of the Fund, noting that the overall expense ratio was expected to be at the per group median. The Board concluded that the advisory fees to be paid by the Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Advisory Agreement.

Profitability/Fall out benefits.

The Board also considered information provided by the Adviser regarding the anticipated cost in providing services to the Fund, and the benefits to the Adviser from its relationship to the Fund. They reviewed and considered the Adviser’s representations regarding the assumptions and methods of allocating certain costs in the provision of advisory and other services. The Board also took into account the significant investment by and cost to the Adviser regarding investment management infrastructure to support the Fund and other support for investors.

The Board also considered potential “fall-out” or ancillary benefits to the Adviser and Sub-Adviser as a result of their relationship with the Fund. The Board observed that the Adviser anticipates that its affiliate, a registered broker-dealer, will receive transaction fees for acting as a mutual fund retailer with respect to the Fund. Additionally, the Adviser’s affiliates ongoing launch of a new direct-to-consumer channel via a mobile phone application named “WisdomTree Prime,” may benefit from any positive promotional results or visibility of the Fund, among other benefits. The Board further noted that Adviser and Sub-Adviser may benefit from being associated with the Fund. The Board concluded that any potential benefits derived by the Adviser and Sub-Adviser from their relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of the Fund and its shareholders.

WisdomTree Digital Trust    65

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Economies of scale.

The Board then considered whether there would be economies of scale with respect to the management of the Fund, and whether the fee rates were reasonable in relation to the Fund’s projected asset levels and any economies of scale that may exist. The Board observed that the Fund does not have breakpoints in its advisory fee structure, however, the Board also took into account that consideration was given to, among other factors, the significant entrepreneurial risk and financial losses expected to be incurred by the Adviser in maintaining the Fund until it achieves the asset growth necessary to achieve profitability and the Adviser’s assumption of Fund expenses (except certain enumerated and extraordinary expenses) under the unitary fee structure. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement do include asset level breakpoints as a means by which the Adviser would share in the benefits of potential economies of scale as the Fund’s assets grow. The Board also noted that while certain other funds do include breakpoints in their fee structures, the majority of other funds in the Fund’s peer group do not include breakpoints. The Board also noted that breakpoints are not the exclusive means of sharing potential economies of scale. The Board further noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of the Adviser’s advisory fee and the appropriateness of the sub-advisory fees payable to the Sub-Adviser. The Board concluded that the Fund will benefit from the investments made by the Adviser including the Adviser’s obligation to pay all expense of the Fund (except certain enumerated and extraordinary expenses).

The Board noted that they were satisfied with the completeness of the information presented at the Meeting, and concluded that they had been provided with appropriately sufficient information to consider the approval of the Agreements. Taking into account all of the information received by the Board, the evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, agreed that in consideration of all the information provided, in light of a weighing and balancing of all factors reviewed, and in the exercise of the Trustees’ business judgment, in their totality and without any one factor being dispositive, approving the Agreements was in the best interest of the Fund and its Shareholders.

66    WisdomTree Digital Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-212-801-2080 or writing to: WisdomTree Digital Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the applicable Funds is available at no charge upon request by calling 1-212-801-2080 or through the SEC’s website at www.sec.gov.

Shareholder Reports, Monthly and Quarterly Portfolio Disclosures

The Funds (except for the WisdomTree Government Money Market Digital Fund) file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings will be available, without charge, on the SEC’s website at www.sec.gov and will also be available by calling the Trust at 1-212-801-2080. Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

WisdomTree Government Money Market Digital Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings information available to shareholders on WisdomTree’s website, at www.wisdomtree.com/investments/digital-funds/money-market/wtgxx.

Information about the Funds’ portfolio holdings is available daily, without charge, at www.wisdomtree.com/investments.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Go to www.wisdomtree.com/investments for a free prospectus or SAI.

WisdomTree Digital Trust    67

The WisdomTree Digital Funds are registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Digital Trust (“Trust”). WisdomTree Digital Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Blockchain technology is a relatively new and untested technology, with little regulation. Potential risks include vulnerability to fraud, theft, or inaccessibility, and future regulatory developments effect its viability. A Fund focusing its investments on certain sectors increases its vulnerability to any single economic or regulatory development, which may result in greater share price volatility. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Changes to the financial condition or credit rating of the U.S. government may cause the value to decline. Fixed income securities are subject interest rate, credit, inflation, and reinvestment risks. Generally, as interest rates rise, the value of fixed-income securities falls. Cybersecurity attacks affecting the Funds’ third-party service providers, App, blockchain network, or the issuers of securities in which the Funds invest may subject the Funds to many of the same risks associated with direct cybersecurity breaches. Please read each Fund’s prospectus for specific details regarding each Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Scan the QR code with your smartphone camera to learn more at WisdomTree.com/investments

WisdomTree Digital Funds shares are distributed by Foreside Fund Services, LLC, in the U.S.

WMF-473506

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Digital Trust

By (Signature and Title)	/s/ Stuart Bell
Stuart Bell, President
(principal executive officer)

Date: March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stuart Bell
Stuart Bell, President
(principal executive officer)

Date: March 7, 2024

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: March 7, 2024